UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

May 31, 2012

1.870940.104

IEI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 7.7%
AGL Energy Ltd.	49	$ 725
Australia & New Zealand Banking Group Ltd.	6,940	141,289
BHP Billiton Ltd.	9,323	287,383
Coca-Cola Amatil Ltd.	198	2,478
Commonwealth Bank of Australia	5,550	267,069
Crown Ltd.	83	686
CSL Ltd.	996	36,528
DuluxGroup Ltd.	28	81
Fortescue Metals Group Ltd.	6,436	28,964
Macquarie Group Ltd.	2,244	58,953
National Australia Bank Ltd.	8,772	192,087
OneSteel Ltd.	16,364	16,817
Orica Ltd.	28	675
OZ Minerals Ltd.	9,745	82,776
QBE Insurance Group Ltd.	2,245	27,073
Rio Tinto Ltd.	280	15,508
Stockland Corp. Ltd. unit	28,000	87,007
Suncorp-Metway Ltd.	13,539	102,342
Tabcorp Holdings Ltd.	29,284	82,724
Telstra Corp. Ltd.	35,091	121,347
Westfield Group unit	3,571	31,620
Westfield Retail Trust unit	7,479	19,816
Westpac Banking Corp.	4,051	80,066
TOTAL AUSTRALIA		1,684,014
Austria - 1.1%
IMMOFINANZ Immobilien Anlagen AG	12,758	36,532
OMV AG	3,079	84,017
Raiffeisen International Bank-Holding AG	5	138
Vienna Insurance Group AG Wien	1,011	35,526
Voestalpine AG	2,992	75,099
TOTAL AUSTRIA		231,312
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	683	2,039
Bailiwick of Jersey - 0.9%
Experian PLC	8,153	114,065
Petrofac Ltd.	3,771	90,511
TOTAL BAILIWICK OF JERSEY		204,576
Belgium - 1.3%
Anheuser-Busch InBev SA NV	3,186	215,564
Delhaize Group SA	1,978	72,004
KBC Groupe SA	100	1,541
TOTAL BELGIUM		289,109
Bermuda - 0.7%
Noble Group Ltd.	99,000	85,663
Orient Overseas International Ltd.	12,000	64,935
TOTAL BERMUDA		150,598

	Shares	Value
Cayman Islands - 0.7%
Sands China Ltd.	23,600	$ 80,577
Wynn Macau Ltd.	32,800	80,462
TOTAL CAYMAN ISLANDS		161,039
Denmark - 1.0%
Coloplast A/S Series B	71	12,234
Novo Nordisk A/S Series B	1,604	214,426
TOTAL DENMARK		226,660
Finland - 1.3%
Metso Corp.	2,266	74,394
Nokia Corp.	27,103	71,169
Pohjola Bank PLC (A Shares)	3,604	37,670
Sampo OYJ (A Shares)	2,202	50,999
Stora Enso Oyj (R Shares)	8,332	45,446
Wartsila Corp.	26	856
TOTAL FINLAND		280,534
France - 7.1%
Air Liquide SA	12	1,303
AXA SA	3,565	40,214
BIC SA	886	86,692
BNP Paribas SA	2,339	74,947
Bouygues SA	3,258	79,124
Compagnie de St. Gobain	559	19,895
Compagnie Generale de Geophysique SA (a)	1,125	24,598
Credit Agricole SA	77	277
Danone SA	221	14,175
Eramet SA	472	46,103
Fonciere Des Regions	594	38,273
France Telecom SA	10,810	135,767
GDF Suez	7,013	138,785
Gecina SA	10	849
Hermes International Sca	3	971
Imerys	754	36,279
LVMH Moet Hennessy - Louis Vuitton SA	88	13,026
M6 Metropole Television SA	2,232	27,047
Michelin CGDE Series B	698	40,921
Renault SA	2,341	98,390
Sanofi SA	1,645	112,053
Schneider Electric SA	498	26,630
Societe Generale Series A	424	8,468
Total SA	7,047	303,719
Unibail-Rodamco	32	5,297
VINCI SA	1,400	56,218
Vivendi	8,087	130,912
TOTAL FRANCE		1,560,933
Germany - 6.5%
Allianz AG	820	74,522
BASF AG	3,245	227,732
Bayer AG	2,421	153,656
Common Stocks - continued
	Shares	Value
Germany - continued
Bayerische Motoren Werke AG (BMW)	991	$ 75,274
Continental AG	1,092	91,429
Daimler AG (Germany)	590	27,454
Deutsche Bank AG	1,487	53,902
Deutsche Post AG	6,712	111,266
Deutsche Telekom AG	3,106	30,644
E.ON AG	3,722	68,261
Hannover Rueckversicherungs AG	664	35,639
Infineon Technologies AG	11,738	93,168
Kabel Deutschland Holding AG	10	569
Linde AG	10	1,542
Munich Re Group	194	24,128
SAP AG	927	53,191
Siemens AG	2,526	208,553
Suedzucker AG (Bearer)	3,064	93,155
TUI AG (a)	118	662
TOTAL GERMANY		1,424,747
Greece - 0.2%
Greek Organization of Football Prognostics SA	9,585	51,048
Public Power Corp. of Greece	500	816
TOTAL GREECE		51,864
Hong Kong - 2.4%
Cathay Pacific Airways Ltd.	1,000	1,544
Cheung Kong Holdings Ltd.	10,000	115,312
Henderson Land Development Co. Ltd.	24	121
Hopewell Holdings Ltd.	1,500	3,904
Hutchison Whampoa Ltd.	1,000	8,226
Hysan Development Co. Ltd.	1,000	3,943
Link (REIT)	7,500	28,796
Sino Land Ltd.	58,000	80,108
SJM Holdings Ltd.	44,000	78,118
Sun Hung Kai Properties Ltd.	10,583	119,853
Wheelock and Co. Ltd.	28,000	83,514
TOTAL HONG KONG		523,439
Ireland - 0.0%
CRH PLC	309	5,229
Kerry Group PLC Class A	3	129
TOTAL IRELAND		5,358
Israel - 0.0%
Bank Hapoalim BM (Reg.)	140	447
Italy - 1.8%
Assicurazioni Generali SpA	94	959
Enel SpA	42,412	120,962
ENI SpA	4,494	86,574
EXOR SpA	1,728	37,058
Fiat SpA	15,937	75,237
Fiat SpA:
rights 6/20/12 (a)	15,937	0
rights 6/20/12 (a)	15,937	0

	Shares	Value
Mediaset SpA	32,809	$ 51,151
Mediobanca SpA	1,458	5,100
Pirelli & C SpA	102	1,016
Telecom Italia SpA	19,506	16,117
UniCredit SpA	248	765
TOTAL ITALY		394,939
Japan - 21.9%
Aeon Co. Ltd.	100	1,212
Aisin Seiki Co. Ltd.	3,000	93,446
Ajinomoto Co., Inc.	8,000	107,865
Aozora Bank Ltd.	29,000	61,295
Asahi Glass Co. Ltd.	2,000	13,411
Asahi Kasei Corp.	17,000	91,812
Bank of Yokohama Ltd.	5,000	22,407
Canon, Inc.	4,700	187,537
Central Japan Railway Co.	11	89,479
Coca-Cola West Co. Ltd.	5,000	83,936
Daicel Chemical Industries Ltd.	15,000	85,123
Daihatsu Motor Co. Ltd.	5,000	85,816
Daiichi Sankyo Kabushiki Kaisha	3,600	57,900
Daito Trust Construction Co. Ltd.	1,000	88,037
Denso Corp.	4,000	120,285
Eisai Co. Ltd.	2,500	101,950
Fuji Heavy Industries Ltd.	12,000	91,867
Fujifilm Holdings Corp.	2,000	37,375
Hino Motors Ltd.	4,000	26,498
Hitachi Ltd.	24,000	137,011
Honda Motor Co. Ltd.	1,600	50,861
Hoya Corp.	4,000	85,627
INPEX Corp.	4	23,092
Itochu Corp.	11,300	123,597
Japan Tobacco, Inc.	11	61,207
Jupiter Telecommunications Co.	14	14,338
Kao Corp.	4,600	118,819
KDDI Corp.	17	104,970
Koito Manufacturing Co. Ltd.	2,000	26,142
Konica Minolta Holdings, Inc.	10,000	71,464
Kuraray Co. Ltd.	7,100	90,236
Marubeni Corp.	1,000	6,384
Mitsubishi Corp.	700	13,659
Mitsubishi Electric Corp.	1,000	7,838
Mitsubishi UFJ Financial Group, Inc.	49,800	214,926
Mitsui & Co. Ltd.	1,500	21,082
Mizuho Financial Group, Inc.	101,600	148,444
Namco Bandai Holdings, Inc.	6,600	80,080
Nippon Telegraph & Telephone Corp.	3,000	129,164
Nissan Motor Co. Ltd.	7,300	70,208
Nitto Denko Corp.	2,500	100,896
NTT DoCoMo, Inc.	18	28,716
ORIX Corp.	1,190	102,673
Osaka Gas Co. Ltd.	24,000	94,018
Resona Holdings, Inc.	21,300	80,122
Common Stocks - continued
	Shares	Value
Japan - continued
Sega Sammy Holdings, Inc.	4,200	$ 74,615
Sekisui Chemical Co. Ltd.	10,000	85,243
Seven & i Holdings Co., Ltd.	4,800	144,327
Shinsei Bank Ltd.	1,000	1,056
Shionogi & Co. Ltd.	6,800	85,645
Showa Denko KK	35,000	69,535
Softbank Corp.	200	6,244
Sumitomo Corp.	8,700	116,642
Sumitomo Mitsui Financial Group, Inc.	5,800	168,992
Suzuki Motor Corp.	4,400	91,195
Takeda Pharmaceutical Co. Ltd.	4,000	167,178
Tokio Marine Holdings, Inc.	200	4,342
Toyo Suisan Kaisha Ltd.	100	2,558
Toyota Motor Corp.	4,700	180,620
Yamada Denki Co. Ltd.	520	26,032
Yamato Holdings Co. Ltd.	6,700	104,057
TOTAL JAPAN		4,781,106
Netherlands - 3.7%
Akzo Nobel NV	927	42,347
ASML Holding NV (Netherlands)	2,842	130,212
European Aeronautic Defence and Space Co. EADS NV	3,220	108,019
Heineken Holding NV (A Shares)	2,159	87,347
Heineken NV (Bearer)	2,232	106,376
ING Groep NV (Certificaten Van Aandelen) (a)	5,118	29,612
Koninklijke Ahold NV	9,915	116,513
Koninklijke KPN NV	100	946
Koninklijke Philips Electronics NV	254	4,500
Royal DSM NV	1,895	90,255
STMicroelectronics NV	8,501	43,475
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,536	48,254
TOTAL NETHERLANDS		807,856
New Zealand - 0.7%
Sky City Entertainment Group Ltd.	21,890	58,727
Telecom Corp. of New Zealand Ltd.	42,784	83,349
TOTAL NEW ZEALAND		142,076
Norway - 1.0%
DnB NOR ASA	5,322	48,202
Orkla ASA (A Shares)	3,051	20,681
StatoilHydro ASA	6,083	137,838
Telenor ASA	104	1,523
TOTAL NORWAY		208,244
Portugal - 0.4%
Energias de Portugal SA	36,576	75,958
Portugal Telecom SGPS SA (Reg.)	18	68
TOTAL PORTUGAL		76,026

	Shares	Value
Singapore - 2.1%
ComfortDelgro Corp. Ltd.	76,000	$ 86,699
DBS Group Holdings Ltd.	5,000	51,296
Fraser & Neave Ltd.	8,000	39,733
Keppel Land Ltd.	36,000	79,901
Oversea-Chinese Banking Corp. Ltd.	506	3,283
SembCorp Industries Ltd.	11,000	41,231
SembCorp Marine Ltd.	23,000	79,784
UOL Group Ltd.	23,000	78,535
Yangzijiang Shipbuilding Holdings Ltd.	1,000	803
TOTAL SINGAPORE		461,265
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	5,915	33,785
Banco Santander SA (Spain)	15,305	81,529
Distribuidora Internacional de Alimentacion SA	18,261	80,067
Gas Natural SDG SA	7,040	76,517
Gas Natural SDG SA rights 6/13/12 (a)	7,040	4,081
Iberdrola SA	27,905	106,249
MAPFRE SA (Reg.)	13,338	25,905
Repsol YPF SA	1,000	15,013
Telefonica SA	4,557	50,725
Telefonica SA rights 6/1/12 (a)	4,557	1,332
Vallehermoso SA	104	162
TOTAL SPAIN		475,365
Sweden - 2.2%
Getinge AB (B Shares)	10	250
Nordea Bank AB	2,433	18,091
Scania AB (B Shares)	5,041	80,326
Skandinaviska Enskilda Banken AB (A Shares)	8,478	47,189
Svenska Cellulosa AB (SCA) (B Shares)	199	2,841
Svenska Handelsbanken AB (A Shares)	42	1,178
Swedish Match Co. AB	2,712	102,779
Telefonaktiebolaget LM Ericsson (B Shares)	14,628	124,532
Volvo AB (B Shares)	9,535	107,607
TOTAL SWEDEN		484,793
Switzerland - 7.7%
ABB Ltd. (Reg.)	1,152	18,174
Actelion Ltd.	2,609	98,898
Compagnie Financiere Richemont SA Series A	216	12,380
Credit Suisse Group	2,316	44,266
Givaudan SA	15	13,948
Nestle SA	8,987	509,954
Novartis AG	6,325	329,518
Pargesa Holding SA	10	549
Roche Holding AG (participation certificate)	2,216	346,804
Schindler Holding AG (participation certificate)	6	666
Common Stocks - continued
	Shares	Value
Switzerland - continued
Straumann Holding AG	170	$ 26,182
Swiss Life Holding AG	391	31,479
Swiss Re Ltd.	1,402	81,241
UBS AG	6,080	69,037
Zurich Financial Services AG	504	103,599
TOTAL SWITZERLAND		1,686,695
United Kingdom - 21.7%
Anglo American PLC (United Kingdom)	1,003	30,571
Antofagasta PLC	5,486	85,060
AstraZeneca PLC:
(United Kingdom)	1,947	78,649
sponsored ADR	3,188	128,827
Aviva PLC	576	2,338
BAE Systems PLC	18,290	77,287
Barclays PLC	38,287	105,045
BG Group PLC	4,557	87,818
BHP Billiton PLC	2,385	62,499
BP PLC	60,048	365,032
British American Tobacco PLC (United Kingdom)	6,617	312,756
British Land Co. PLC	102	762
British Sky Broadcasting Group PLC	10,884	115,793
BT Group PLC	25,000	79,535
Centrica PLC	60	287
Cobham PLC	25,347	87,622
Diageo PLC	2,713	64,641
GlaxoSmithKline PLC	2,034	45,072
GlaxoSmithKline PLC sponsored ADR	7,029	310,049
HSBC Holdings PLC:
(United Kingdom)	28,625	225,788
sponsored ADR	2,293	90,574
Imperial Tobacco Group PLC	4,659	168,546
International Power PLC	16,850	107,760
ITV PLC	73,297	82,759
Land Securities Group PLC	5,187	56,838
Legal & General Group PLC	33,133	56,621
Lloyds Banking Group PLC (a)	25,793	10,153
Man Group PLC	29,062	32,835
Marks & Spencer Group PLC	18,404	94,334
National Grid PLC	17,103	171,539
Next PLC	27	1,263
Pearson PLC	50	879
Prudential PLC	3,089	32,427
Reckitt Benckiser Group PLC	2,221	118,190
Rexam PLC	14,793	92,146
Rio Tinto PLC	4,109	176,784
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,006	217,766
Class B (United Kingdom)	11,094	356,607
SABMiller PLC	289	10,681

	Shares	Value
Scottish & Southern Energy PLC	4,664	$ 95,273
Serco Group PLC	74	600
Standard Chartered PLC (United Kingdom)	4,390	88,889
Tate & Lyle PLC	8,200	85,072
Tesco PLC	13,047	60,889
Unilever PLC	687	21,618
Vodafone Group PLC	93,350	248,963
Xstrata PLC	6	86
TOTAL UNITED KINGDOM		4,745,523
TOTAL COMMON STOCKS (Cost $24,065,007)		21,060,557
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Henkel AG & Co. KGaA	1,423	92,963
ProSiebenSat.1 Media AG	3,644	76,897
Volkswagen AG	12	1,925
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,333)		171,785
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.11% 10/18/12 (c) (Cost $29,987)	$ 30,000	29,986
Money Market Funds - 0.4%
Shares
Dreyfus Cash Management Institutional Shares, 0.10% (b) (Cost $87,299)	87,299	87,299
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $24,357,626)	21,349,627
NET OTHER ASSETS (LIABILITIES) - 2.4%	530,047
NET ASSETS - 100%	$ 21,879,674
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 NYSE E-mini MSCI EAFE Index Contracts	June 2012	$ 200,175	$ 914
The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 140
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,412,467	$ 381,294	$ 2,031,173	$ -
Consumer Staples	2,904,075	2,478	2,901,597	-
Energy	1,792,585	-	1,792,585	-
Financials	4,427,500	1,743,005	2,684,495	-
Health Care	2,305,819	475,404	1,830,415	-
Industrials	2,218,506	412,522	1,805,984	-
Information Technology	1,034,761	-	1,034,761	-
Materials	1,905,076	144,821	1,760,255	-
Telecommunication Services	1,170,322	121,347	1,048,975	-
Utilities	1,061,231	725	1,060,506	-
Government Obligations	29,986	-	29,986	-
Money Market Funds	87,299	87,299	-	-
Total Investments in Securities:	$ 21,349,627	$ 3,368,895	$ 17,980,732	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 914	$ 914	$ -	$ -
Transfers from Level 1 to Level 2 during the period were $12,450,554.
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $24,378,829. Net unrealized depreciation aggregated $3,029,202, of which $1,408,159 related to appreciated investment securities and $4,437,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Growth
Enhanced Index Fund

May 31, 2012

1.850083.105

GEI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.7%
Delphi Automotive PLC	19,357	$ 561,934
Lear Corp.	11,904	474,374
		1,036,308
Automobiles - 0.0%
Ford Motor Co.	704	7,434
Distributors - 0.4%
Genuine Parts Co.	8,971	565,173
Hotels, Restaurants & Leisure - 4.0%
International Game Technology	38,369	548,677
Las Vegas Sands Corp.	17,600	812,768
McDonald's Corp.	16,439	1,468,660
Starbucks Corp.	25,573	1,403,702
Wynn Resorts Ltd.	5,735	590,934
Yum! Brands, Inc. (e)	15,641	1,100,501
		5,925,242
Household Durables - 0.3%
Garmin Ltd.	11,568	496,961
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	5,411	1,152,056
Priceline.com, Inc. (a)(e)	901	563,566
		1,715,622
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	8,648	656,989
Media - 2.2%
Comcast Corp. Class A	7,200	208,152
DIRECTV (a)	22,406	995,947
DISH Network Corp. Class A	19,672	551,603
McGraw-Hill Companies, Inc.	16,540	717,505
Time Warner Cable, Inc.	37	2,790
Viacom, Inc. Class B (non-vtg.)	16,153	770,983
		3,246,980
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	5,620	579,872
Macy's, Inc.	14,800	563,140
Nordstrom, Inc.	100	4,737
Target Corp.	80	4,633
		1,152,382
Specialty Retail - 4.5%
Advance Auto Parts, Inc. (e)	7,606	554,782
AutoZone, Inc. (a)	44	16,731
Bed Bath & Beyond, Inc. (a)(e)	13,100	946,475
Foot Locker, Inc.	10,102	320,637
Gap, Inc. (e)	19,300	511,450
Home Depot, Inc.	29,610	1,460,957
Limited Brands, Inc.	16,663	739,171
Lowe's Companies, Inc.	6,735	179,959
O'Reilly Automotive, Inc. (a)	100	9,579

	Shares	Value
PetSmart, Inc.	11,000	$ 708,840
TJX Companies, Inc.	29,500	1,252,570
		6,701,151
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	14,382	970,066
NIKE, Inc. Class B	2,700	292,086
		1,262,152
TOTAL CONSUMER DISCRETIONARY		22,766,394
CONSUMER STAPLES - 12.6%
Beverages - 4.1%
Brown-Forman Corp. Class B (non-vtg.)	1,294	112,811
Dr Pepper Snapple Group, Inc.	16,039	661,769
Monster Beverage Corp. (a)	11,649	845,717
PepsiCo, Inc.	26,031	1,766,203
The Coca-Cola Co.	36,730	2,744,833
		6,131,333
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	3,234	279,385
Kroger Co.	32,140	707,401
Wal-Mart Stores, Inc.	20,034	1,318,638
Walgreen Co.	29,685	905,986
Whole Foods Market, Inc.	9,216	816,630
		4,028,040
Food Products - 1.0%
Bunge Ltd.	157	9,342
ConAgra Foods, Inc.	18,081	454,737
Hormel Foods Corp. (e)	18,871	564,432
Mead Johnson Nutrition Co. Class A	4,747	383,273
		1,411,784
Household Products - 1.5%
Church & Dwight Co., Inc.	11,278	600,441
Colgate-Palmolive Co.	5,914	581,346
Kimberly-Clark Corp.	13,733	1,089,714
		2,271,501
Tobacco - 3.3%
Altria Group, Inc.	16,350	526,307
Lorillard, Inc.	3,900	482,040
Philip Morris International, Inc.	40,459	3,419,190
Reynolds American, Inc.	11,526	482,248
		4,909,785
TOTAL CONSUMER STAPLES		18,752,443
ENERGY - 8.5%
Energy Equipment & Services - 1.8%
Halliburton Co.	32,719	983,533
Helmerich & Payne, Inc.	6,902	312,661
Schlumberger Ltd.	21,376	1,352,032
		2,648,226
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	7,655	$ 752,563
ConocoPhillips	7,707	401,997
Denbury Resources, Inc. (a)(e)	500	7,560
EOG Resources, Inc.	484	48,061
Exxon Mobil Corp.	70,801	5,567,083
HollyFrontier Corp.	18,931	558,086
Marathon Oil Corp.	14,200	353,722
Marathon Petroleum Corp.	14,560	525,179
Murphy Oil Corp.	11,619	541,678
Occidental Petroleum Corp.	9,997	792,462
Phillips 66 (a)	15,998	480,420
		10,028,811
TOTAL ENERGY		12,677,037
FINANCIALS - 3.9%
Capital Markets - 0.9%
Goldman Sachs Group, Inc.	4,719	451,608
Morgan Stanley	400	5,344
SEI Investments Co.	30,022	537,694
Waddell & Reed Financial, Inc. Class A (e)	12,000	344,520
		1,339,166
Commercial Banks - 1.0%
Fifth Third Bancorp	38,400	512,640
U.S. Bancorp	6,300	195,993
Wells Fargo & Co.	23,609	756,668
		1,465,301
Consumer Finance - 0.9%
American Express Co.	12,800	714,624
Discover Financial Services	18,506	612,734
		1,327,358
Diversified Financial Services - 0.0%
Bank of America Corp.	906	6,659
The NASDAQ Stock Market, Inc.	300	6,564
		13,223
Insurance - 0.1%
Validus Holdings Ltd.	5,266	165,247
Real Estate Investment Trusts - 1.0%
American Campus Communities, Inc.	200	8,780
American Capital Agency Corp.	16,159	527,915
American Tower Corp.	721	46,778
Public Storage	4,447	593,541
Simon Property Group, Inc.	2,520	371,750
		1,548,764
TOTAL FINANCIALS		5,859,059

	Shares	Value
HEALTH CARE - 11.4%
Biotechnology - 2.6%
Amgen, Inc.	7,235	$ 502,977
Biogen Idec, Inc. (a)	1,367	178,735
Celgene Corp. (a)	16,114	1,099,781
Gilead Sciences, Inc. (a)(e)	28,388	1,417,981
United Therapeutics Corp. (a)	13,757	608,610
		3,808,084
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	20,853	1,055,579
Becton, Dickinson & Co.	1,045	76,421
C.R. Bard, Inc.	5,465	531,143
Intuitive Surgical, Inc. (a)	289	151,176
Medtronic, Inc.	8,727	321,503
Sirona Dental Systems, Inc. (a)	200	8,556
St. Jude Medical, Inc.	21,116	811,277
Stryker Corp. (e)	351	18,059
Thoratec Corp. (a)	259	7,858
		2,981,572
Health Care Providers & Services - 3.3%
Aetna, Inc.	12,772	522,247
AmerisourceBergen Corp.	19,687	728,222
Cardinal Health, Inc.	16,648	688,894
Express Scripts Holding Co. (a)	8,000	417,520
Humana, Inc.	6,752	515,785
McKesson Corp.	11,549	1,007,997
Omnicare, Inc.	3,000	94,560
UnitedHealth Group, Inc.	8,976	500,592
WellPoint, Inc.	7,537	507,918
		4,983,735
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	500	5,410
SXC Health Solutions Corp. (a)	100	9,188
		14,598
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	20,292	825,073
Charles River Laboratories International, Inc. (a)	200	6,676
Life Technologies Corp. (a)(e)	8,700	355,917
		1,187,666
Pharmaceuticals - 2.7%
Abbott Laboratories	37,905	2,342,150
Allergan, Inc.	889	80,232
Bristol-Myers Squibb Co.	300	10,002
Eli Lilly & Co.	20,697	847,542
Johnson & Johnson	6,386	398,678
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	10,072	$ 378,506
Sanofi SA rights (a)	691	940
		4,058,050
TOTAL HEALTH CARE		17,033,705
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.7%
General Dynamics Corp.	5,646	361,400
Honeywell International, Inc.	7,950	442,497
L-3 Communications Holdings, Inc.	7,504	511,698
Lockheed Martin Corp.	10,949	906,577
Northrop Grumman Corp.	8,621	506,484
Raytheon Co.	10,044	505,414
Textron, Inc.	20,400	482,052
The Boeing Co.	6,478	450,934
United Technologies Corp.	18,334	1,358,733
		5,525,789
Air Freight & Logistics - 0.7%
FedEx Corp.	3,462	308,603
United Parcel Service, Inc. Class B	8,934	669,514
		978,117
Airlines - 0.4%
Copa Holdings SA Class A	6,233	517,464
Delta Air Lines, Inc. (a)	4,481	54,220
		571,684
Electrical Equipment - 0.5%
Emerson Electric Co.	5,044	235,908
Hubbell, Inc. Class B	6,906	545,022
		780,930
Industrial Conglomerates - 1.5%
3M Co.	19,140	1,615,607
Danaher Corp.	1,626	84,503
General Electric Co.	27,029	515,984
		2,216,094
Machinery - 2.8%
Caterpillar, Inc.	8,073	707,356
Cummins, Inc.	8,830	856,069
Deere & Co. (e)	2,248	166,060
Dover Corp.	11,989	678,098
Kennametal, Inc.	100	3,476
Lincoln Electric Holdings, Inc.	12,911	614,305
Parker Hannifin Corp. (e)	5,871	479,896
Timken Co.	1,961	93,540
Toro Co.	100	7,451
Wabtec Corp.	7,700	559,097
		4,165,348
Professional Services - 0.9%
Equifax, Inc.	11,259	508,569

	Shares	Value
Robert Half International, Inc.	20,974	$ 596,081
Towers Watson & Co.	1,300	78,338
Verisk Analytics, Inc. (a)	2,601	124,588
		1,307,576
Road & Rail - 0.5%
CSX Corp.	36,536	763,237
TOTAL INDUSTRIALS		16,308,775
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	30,770	502,474
QUALCOMM, Inc.	26,906	1,541,983
		2,044,457
Computers & Peripherals - 9.2%
Apple, Inc. (a)	20,588	11,894,305
Dell, Inc. (a)(e)	57,110	704,166
EMC Corp. (a)	24,749	590,264
QLogic Corp. (a)	444	6,043
Western Digital Corp. (a)	15,715	493,294
		13,688,072
Internet Software & Services - 2.5%
eBay, Inc. (a)	454	17,792
Google, Inc. Class A (a)	6,285	3,650,705
		3,668,497
IT Services - 6.5%
Accenture PLC Class A	22,213	1,268,362
Automatic Data Processing, Inc.	942	49,125
DST Systems, Inc.	100	5,110
Fidelity National Information Services, Inc.	7,404	242,703
Fiserv, Inc. (a)(e)	5,447	367,291
IBM Corp.	23,089	4,453,868
MasterCard, Inc. Class A	3,487	1,417,500
SAIC, Inc. (e)	3,500	38,885
The Western Union Co.	25,300	414,920
Total System Services, Inc.	22,804	530,649
Visa, Inc. Class A	8,162	940,262
		9,728,675
Semiconductors & Semiconductor Equipment - 2.9%
Avago Technologies Ltd.	20,744	686,626
Broadcom Corp. Class A	10,916	353,133
Intel Corp.	19,379	500,753
KLA-Tencor Corp.	12,957	593,819
LSI Corp. (a)	71,245	473,779
Marvell Technology Group Ltd.	37,872	474,536
Maxim Integrated Products, Inc.	25,595	643,970
NVIDIA Corp. (a)	53,032	659,188
		4,385,804
Software - 6.8%
Activision Blizzard, Inc.	41,482	486,999
Autodesk, Inc. (a)(e)	1,582	50,656
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc. (e)	19,955	$ 496,281
CommVault Systems, Inc. (a)	7,132	334,277
Microsoft Corp.	174,326	5,088,576
Oracle Corp.	100,209	2,652,532
Synopsys, Inc. (a)	12,097	357,466
VMware, Inc. Class A (a)	6,953	646,699
		10,113,486
TOTAL INFORMATION TECHNOLOGY		43,628,991
MATERIALS - 4.6%
Chemicals - 4.5%
Albemarle Corp.	10,100	613,070
CF Industries Holdings, Inc.	4,672	798,725
E.I. du Pont de Nemours & Co. (e)	9,560	461,366
Eastman Chemical Co.	14,009	652,259
FMC Corp.	228	11,621
Huntsman Corp.	36,886	472,141
LyondellBasell Industries NV Class A	13,014	513,532
Monsanto Co.	18,361	1,417,469
PPG Industries, Inc.	8,927	923,409
Praxair, Inc.	1,735	184,326
The Mosaic Co.	100	4,768
Valspar Corp.	4,200	202,482
Westlake Chemical Corp.	7,500	408,675
		6,663,843
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	4,310	138,092
TOTAL MATERIALS		6,801,935
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	26,002	1,082,723
UTILITIES - 0.4%
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	25,652	518,940
TOTAL COMMON STOCKS (Cost $132,900,603)		145,430,002
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.11% 6/7/12 to 6/28/12 (f) (Cost $399,990)	$ 400,000	399,997
Money Market Funds - 7.7%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,021,034	$ 3,021,034
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	8,526,100	8,526,100
TOTAL MONEY MARKET FUNDS (Cost $11,547,134)		11,547,134
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $144,847,727)	157,377,133
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(8,468,051)
NET ASSETS - 100%	$ 148,909,082
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
54 CME E-mini S&P 500 Index Contracts	June 2012	$ 3,534,840	$ (77,421)

The face value of futures purchased as a percentage of net assets is 2.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,984
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,766,394	$ 22,766,394	$ -	$ -
Consumer Staples	18,752,443	18,752,443	-	-
Energy	12,677,037	12,677,037	-	-
Financials	5,859,059	5,859,059	-	-
Health Care	17,033,705	17,033,705	-	-
Industrials	16,308,775	16,308,775	-	-
Information Technology	43,628,991	43,628,991	-	-
Materials	6,801,935	6,801,935	-	-
Telecommunication Services	1,082,723	1,082,723	-	-
Utilities	518,940	518,940	-	-
U.S. Government and Government Agency Obligations	399,997	-	399,997	-
Money Market Funds	11,547,134	11,547,134	-	-
Total Investments in Securities:	$ 157,377,133	$ 156,977,136	$ 399,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (77,421)	$ (77,421)	$ -	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $144,941,621. Net unrealized appreciation aggregated $12,435,512, of which $17,801,017 related to appreciated investment securities and $5,365,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Value
Enhanced Index Fund

May 31, 2012

1.850084.105

VEI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.8%
Delphi Automotive PLC	9,132	$ 265,102
Lear Corp.	6,997	278,830
		543,932
Automobiles - 0.0%
Ford Motor Co.	318	3,358
Distributors - 0.4%
Genuine Parts Co.	4,934	310,842
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	92	2,927
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	5,115	165,266
International Game Technology	16,979	242,800
		408,066
Household Durables - 0.3%
Harman International Industries, Inc.	6,183	242,497
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	3,500	58,660
Media - 3.2%
Comcast Corp. Class A	24,671	713,239
DISH Network Corp. Class A	8,891	249,304
McGraw-Hill Companies, Inc.	5,882	255,161
News Corp. Class A (e)	10,266	197,107
The Walt Disney Co.	12,937	591,350
Time Warner Cable, Inc.	846	63,788
Time Warner, Inc.	3,522	121,403
Viacom, Inc. Class B (non-vtg.)	1,006	48,016
		2,239,368
Multiline Retail - 0.8%
Kohl's Corp.	200	9,164
Macy's, Inc.	10,770	409,799
Target Corp.	2,370	137,247
		556,210
Specialty Retail - 3.3%
Best Buy Co., Inc.	13,062	244,521
Foot Locker, Inc.	5,760	182,822
Gap, Inc. (e)	15,356	406,934
Home Depot, Inc.	6,700	330,578
Limited Brands, Inc.	5,557	246,509
Lowe's Companies, Inc.	22,733	607,426
PetSmart, Inc.	923	59,478
Staples, Inc. (e)	23,000	302,220
		2,380,488
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	1,958	132,067
TOTAL CONSUMER DISCRETIONARY		6,878,415

	Shares	Value
CONSUMER STAPLES - 8.7%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	4,200	$ 161,490
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	8,498	381,900
Kroger Co.	11,601	255,338
Safeway, Inc. (e)	15,935	303,084
Wal-Mart Stores, Inc.	5,020	330,416
Walgreen Co.	7,468	227,923
		1,498,661
Food Products - 3.0%
Archer Daniels Midland Co.	15,388	490,569
Bunge Ltd.	5,000	297,500
ConAgra Foods, Inc.	12,799	321,895
Hormel Foods Corp. (e)	8,873	265,391
Kraft Foods, Inc. Class A	10,617	406,313
Smithfield Foods, Inc. (a)	198	3,895
Tyson Foods, Inc. Class A	17,294	334,985
		2,120,548
Household Products - 2.8%
Church & Dwight Co., Inc.	740	39,398
Kimberly-Clark Corp.	3,556	282,169
Procter & Gamble Co.	27,231	1,696,219
		2,017,786
Tobacco - 0.6%
Philip Morris International, Inc.	4,639	392,042
TOTAL CONSUMER STAPLES		6,190,527
ENERGY - 9.8%
Energy Equipment & Services - 0.1%
Halliburton Co.	90	2,705
National Oilwell Varco, Inc.	1,135	75,761
		78,466
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	672	40,992
Apache Corp.	643	52,327
Chevron Corp.	22,682	2,229,867
ConocoPhillips	18,513	965,638
Devon Energy Corp.	478	28,451
Exxon Mobil Corp.	10,522	827,345
Hess Corp.	1,756	76,737
HollyFrontier Corp.	6,896	203,294
Marathon Oil Corp.	17,354	432,288
Marathon Petroleum Corp.	10,692	385,660
Murphy Oil Corp.	6,914	322,331
Occidental Petroleum Corp.	5,654	448,193
Phillips 66 (a)	14,506	435,615
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (a)	3,661	$ 80,981
Valero Energy Corp.	16,781	354,079
		6,883,798
TOTAL ENERGY		6,962,264
FINANCIALS - 24.1%
Capital Markets - 2.4%
American Capital Ltd. (a)	430	3,982
Bank of New York Mellon Corp.	1,933	39,356
Goldman Sachs Group, Inc.	7,883	754,403
Legg Mason, Inc.	4,769	121,371
Morgan Stanley	30,452	406,839
Raymond James Financial, Inc.	2,065	70,582
SEI Investments Co.	14,996	268,578
		1,665,111
Commercial Banks - 6.5%
Fifth Third Bancorp	28,960	386,616
First Republic Bank (a)	74	2,324
Huntington Bancshares, Inc.	57,208	374,140
KeyCorp	42,334	317,505
PNC Financial Services Group, Inc.	1,609	98,825
Regions Financial Corp.	56,823	357,417
SunTrust Banks, Inc.	16,301	373,619
U.S. Bancorp	28,359	882,248
Wells Fargo & Co.	57,316	1,836,978
		4,629,672
Consumer Finance - 1.4%
American Express Co.	8,876	495,547
Capital One Financial Corp.	585	30,051
Discover Financial Services	15,076	499,166
		1,024,764
Diversified Financial Services - 5.0%
Bank of America Corp.	121,824	895,406
Citigroup, Inc. (e)	39,381	1,043,990
Interactive Brokers Group, Inc.	200	2,852
JPMorgan Chase & Co.	48,467	1,606,681
		3,548,929
Insurance - 6.1%
ACE Ltd.	7,188	519,908
AFLAC, Inc.	66	2,645
Allied World Assurance Co. Holdings Ltd.	4,001	307,677
American International Group, Inc. (a)	12,600	367,668
Arch Capital Group Ltd. (a)	304	11,622
Axis Capital Holdings Ltd.	8,837	290,737
Berkshire Hathaway, Inc. Class B (a)	15,134	1,201,034
CNA Financial Corp.	9,000	256,050
Everest Re Group Ltd.	2,904	296,556
HCC Insurance Holdings, Inc.	2,900	90,654

	Shares	Value
MetLife, Inc.	1,845	$ 53,892
PartnerRe Ltd.	4,052	287,165
Reinsurance Group of America, Inc.	554	27,794
The Travelers Companies, Inc.	3,644	227,714
Torchmark Corp.	43	2,006
Validus Holdings Ltd.	8,139	255,402
White Mountains Insurance Group Ltd.	259	133,390
		4,331,914
Real Estate Investment Trusts - 2.7%
American Campus Communities, Inc.	2,400	105,360
American Capital Agency Corp.	3,600	117,612
Annaly Capital Management, Inc.	181	3,008
General Growth Properties, Inc.	17,494	293,025
Liberty Property Trust (SBI)	8,713	302,080
MFA Financial, Inc.	15,820	120,548
Public Storage	2,134	284,825
Rayonier, Inc.	5,246	225,421
Starwood Property Trust, Inc.	12,177	244,027
Weyerhaeuser Co.	10,577	210,588
		1,906,494
TOTAL FINANCIALS		17,106,884
HEALTH CARE - 13.3%
Biotechnology - 1.2%
Amgen, Inc.	11,635	808,865
United Therapeutics Corp. (a)	82	3,628
		812,493
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. (a)	26,913	154,481
Medtronic, Inc.	100	3,684
		158,165
Health Care Providers & Services - 3.8%
Aetna, Inc.	10,048	410,863
Cardinal Health, Inc.	7,503	310,474
Humana, Inc.	4,954	378,436
McKesson Corp.	2,147	187,390
UnitedHealth Group, Inc.	15,653	872,968
WellPoint, Inc.	7,615	513,175
		2,673,306
Pharmaceuticals - 8.1%
Abbott Laboratories	1,000	61,790
Bristol-Myers Squibb Co.	24,860	828,832
Eli Lilly & Co.	13,914	569,778
Johnson & Johnson	19,146	1,195,285
Merck & Co., Inc.	38,596	1,450,438
Pfizer, Inc.	76,117	1,664,679
		5,770,802
TOTAL HEALTH CARE		9,414,766
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.4%
Exelis, Inc.	19,805	$ 198,050
General Dynamics Corp.	7,198	460,744
L-3 Communications Holdings, Inc.	4,572	311,765
Lockheed Martin Corp.	1,424	117,907
Northrop Grumman Corp.	6,918	406,433
Raytheon Co.	4,814	242,240
		1,737,139
Air Freight & Logistics - 0.1%
FedEx Corp.	400	35,656
Airlines - 0.5%
Delta Air Lines, Inc. (a)	27,300	330,330
Southwest Airlines Co.	2,600	23,478
		353,808
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	5,426	122,736
Commercial Services & Supplies - 0.4%
Republic Services, Inc. (e)	11,609	306,013
Electrical Equipment - 0.3%
Hubbell, Inc. Class B	2,300	181,516
Industrial Conglomerates - 3.8%
3M Co.	3,716	313,668
General Electric Co.	124,614	2,378,883
Tyco International Ltd.	217	11,536
		2,704,087
Machinery - 0.8%
Dover Corp.	4,704	266,058
Oshkosh Truck Corp. (a)	200	4,094
Parker Hannifin Corp. (e)	3,912	319,767
		589,919
Professional Services - 0.3%
Equifax, Inc.	4,880	220,430
Road & Rail - 0.3%
Union Pacific Corp.	2,118	235,945
TOTAL INDUSTRIALS		6,487,249
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	70,433	1,150,171
Motorola Solutions, Inc.	1,052	50,580
		1,200,751
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	9,721	220,472
Western Digital Corp. (a)	9,544	299,586
		520,058
Electronic Equipment & Components - 0.2%
Tech Data Corp. (a)(e)	3,201	152,400
IT Services - 1.4%
Computer Sciences Corp.	11,036	293,999

	Shares	Value
Fidelity National Information Services, Inc.	5,500	$ 180,290
Total System Services, Inc.	12,912	300,462
Visa, Inc. Class A	1,623	186,970
		961,721
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	1,317	13,605
Avago Technologies Ltd.	7,646	253,083
Intel Corp.	63,005	1,628,049
KLA-Tencor Corp.	5,100	233,733
Marvell Technology Group Ltd.	22,964	287,739
Maxim Integrated Products, Inc.	9,151	230,239
		2,646,448
Software - 0.7%
Microsoft Corp.	9,780	285,478
Oracle Corp.	8,467	224,121
		509,599
TOTAL INFORMATION TECHNOLOGY		5,990,977
MATERIALS - 2.2%
Chemicals - 2.2%
CF Industries Holdings, Inc.	1,666	284,819
Dow Chemical Co. (e)	4,217	130,980
Eastman Chemical Co.	3,576	166,499
Huntsman Corp.	18,703	239,398
LyondellBasell Industries NV Class A	10,271	405,294
PPG Industries, Inc.	2,811	290,770
		1,517,760
Metals & Mining - 0.0%
Newmont Mining Corp.	301	14,195
TOTAL MATERIALS		1,531,955
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	54,531	1,863,324
Verizon Communications, Inc.	22,654	943,313
		2,806,637
UTILITIES - 7.5%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	11,766	453,109
Cleco Corp. (e)	5,906	241,201
Duke Energy Corp.	2,543	55,895
Entergy Corp.	5,721	369,176
Exelon Corp.	2,094	77,436
NextEra Energy, Inc.	700	45,738
Northeast Utilities	99	3,565
NV Energy, Inc.	16,769	290,104
Pinnacle West Capital Corp. (e)	6,677	329,710
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	69	$ 3,783
Southern Co.	3,243	148,886
		2,018,603
Gas Utilities - 0.0%
Atmos Energy Corp.	68	2,254
Multi-Utilities - 4.3%
Ameren Corp.	10,650	344,102
CenterPoint Energy, Inc.	17,527	354,571
CMS Energy Corp.	13,305	310,007
Consolidated Edison, Inc. (e)	7,187	433,807
Dominion Resources, Inc.	1,074	55,912
DTE Energy Co.	5,717	324,897
MDU Resources Group, Inc.	6,300	141,561
PG&E Corp.	7,073	309,090
Public Service Enterprise Group, Inc.	14,044	438,032
TECO Energy, Inc. (e)	16,142	280,871
Xcel Energy, Inc. (e)	708	19,838
		3,012,688
Water Utilities - 0.4%
American Water Works Co., Inc.	8,700	297,627
TOTAL UTILITIES		5,331,172
TOTAL COMMON STOCKS (Cost $62,905,274)		68,700,846
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 6/7/12 (f) (Cost $99,999)	$ 100,000	100,000
Money Market Funds - 9.2%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,042,646	$ 2,042,646
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	4,486,150	4,486,150
TOTAL MONEY MARKET FUNDS (Cost $6,528,796)		6,528,796
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $69,534,069)	75,329,642
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(4,351,365)
NET ASSETS - 100%	$ 70,978,277
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 CME E-mini S&P 500 Index Contracts	June 2012	$ 2,160,180	$ (51,441)

The face value of futures purchased as a percentage of net assets is 3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $100,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,555
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,878,415	$ 6,878,415	$ -	$ -
Consumer Staples	6,190,527	6,190,527	-	-
Energy	6,962,264	6,962,264	-	-
Financials	17,106,884	17,106,884	-	-
Health Care	9,414,766	9,414,766	-	-
Industrials	6,487,249	6,487,249	-	-
Information Technology	5,990,977	5,990,977	-	-
Materials	1,531,955	1,531,955	-	-
Telecommunication Services	2,806,637	2,806,637	-	-
Utilities	5,331,172	5,331,172	-	-
U.S. Government and Government Agency Obligations	100,000	-	100,000	-
Money Market Funds	6,528,796	6,528,796	-	-
Total Investments in Securities:	$ 75,329,642	$ 75,229,642	$ 100,000	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (51,441)	$ (51,441)	$ -	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $69,745,732. Net unrealized appreciation aggregated $5,583,910, of which $8,924,683 related to appreciated investment securities and $3,340,773 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Core
Enhanced Index Fund

May 31, 2012

1.850082.105

CEI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
Delphi Automotive PLC	30,531	$ 886,315
Lear Corp.	8,012	319,278
		1,205,593
Automobiles - 0.0%
Ford Motor Co.	1,100	11,616
Distributors - 0.4%
Genuine Parts Co.	16,583	1,044,729
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	346	11,010
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	29,727	2,655,810
Starbucks Corp.	32,606	1,789,743
Wynn Resorts Ltd.	8,673	893,666
Yum! Brands, Inc. (e)	19,008	1,337,403
		6,676,622
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	3,606	767,753
Media - 3.0%
Comcast Corp. Class A	25,006	722,923
DIRECTV (a)	30,676	1,363,548
DISH Network Corp. Class A	30,100	844,004
McGraw-Hill Companies, Inc.	24,672	1,070,271
The Walt Disney Co.	16,070	734,560
Time Warner Cable, Inc.	16,838	1,269,585
Viacom, Inc. Class B (non-vtg.)	29,090	1,388,466
		7,393,357
Multiline Retail - 0.4%
Macy's, Inc.	23,747	903,573
Specialty Retail - 4.1%
Bed Bath & Beyond, Inc. (a)	16,676	1,204,841
Foot Locker, Inc.	17,200	545,928
Gap, Inc. (e)	42,370	1,122,805
Home Depot, Inc.	45,751	2,257,354
Limited Brands, Inc.	22,499	998,056
Lowe's Companies, Inc.	55,311	1,477,910
Staples, Inc. (e)	75,557	992,819
TJX Companies, Inc.	35,504	1,507,500
		10,107,213
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	18,020	1,215,449
TOTAL CONSUMER DISCRETIONARY		29,336,915
CONSUMER STAPLES - 12.3%
Beverages - 2.8%
Dr Pepper Snapple Group, Inc.	303	12,502
Monster Beverage Corp. (a)	11,948	867,425

	Shares	Value
PepsiCo, Inc.	44,306	$ 3,006,162
The Coca-Cola Co.	39,477	2,950,116
		6,836,205
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	38,165	1,715,135
Kroger Co.	50,232	1,105,606
Wal-Mart Stores, Inc.	31,899	2,099,592
Walgreen Co.	25,356	773,865
		5,694,198
Food Products - 2.1%
Archer Daniels Midland Co.	42,700	1,361,276
ConAgra Foods, Inc.	41,776	1,050,666
Hormel Foods Corp. (e)	23,049	689,396
Kraft Foods, Inc. Class A	20,245	774,776
Mead Johnson Nutrition Co. Class A	5,696	459,895
Smithfield Foods, Inc. (a)	671	13,199
Tyson Foods, Inc. Class A	45,756	886,294
		5,235,502
Household Products - 2.4%
Church & Dwight Co., Inc.	700	37,268
Clorox Co. (e)	183	12,590
Colgate-Palmolive Co.	817	80,311
Kimberly-Clark Corp.	18,733	1,486,464
Procter & Gamble Co.	69,733	4,343,669
		5,960,302
Tobacco - 2.7%
Altria Group, Inc.	14,874	478,794
Lorillard, Inc.	9,549	1,180,256
Philip Morris International, Inc.	46,006	3,887,967
Reynolds American, Inc.	28,600	1,196,624
		6,743,641
TOTAL CONSUMER STAPLES		30,469,848
ENERGY - 10.1%
Energy Equipment & Services - 1.2%
Halliburton Co.	39,791	1,196,117
National Oilwell Varco, Inc.	12,599	840,983
Schlumberger Ltd.	13,999	885,437
		2,922,537
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	200	12,200
Chevron Corp.	50,407	4,955,512
ConocoPhillips	41,506	2,164,953
Exxon Mobil Corp.	85,649	6,734,581
Hess Corp.	182	7,953
HollyFrontier Corp.	28,300	834,284
Marathon Oil Corp.	45,039	1,121,921
Marathon Petroleum Corp.	32,993	1,190,058
Murphy Oil Corp.	22,235	1,036,596
Occidental Petroleum Corp.	22,527	1,785,715
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 (a)	39,651	$ 1,190,720
Valero Energy Corp.	52,451	1,106,716
		22,141,209
TOTAL ENERGY		25,063,746
FINANCIALS - 12.7%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	18,068	1,729,108
Morgan Stanley	78,364	1,046,943
SEI Investments Co.	44,925	804,607
		3,580,658
Commercial Banks - 3.4%
Fifth Third Bancorp	85,786	1,145,243
PNC Financial Services Group, Inc.	176	10,810
Regions Financial Corp.	165,038	1,038,089
SunTrust Banks, Inc.	35,145	805,523
U.S. Bancorp	35,430	1,102,227
Wells Fargo & Co.	134,862	4,322,327
		8,424,219
Consumer Finance - 1.4%
American Express Co.	36,370	2,030,537
Discover Financial Services	40,501	1,340,988
		3,371,525
Diversified Financial Services - 2.5%
Bank of America Corp.	98,555	724,379
Citigroup, Inc. (e)	85,090	2,255,736
JPMorgan Chase & Co.	99,302	3,291,861
		6,271,976
Insurance - 3.0%
ACE Ltd.	18,852	1,363,565
AFLAC, Inc.	30,048	1,204,324
American International Group, Inc. (a)	38,900	1,135,102
Berkshire Hathaway, Inc. Class B (a)	24,733	1,962,811
CNA Financial Corp.	9,059	257,729
Marsh & McLennan Companies, Inc.	37,488	1,198,866
The Chubb Corp.	3,800	273,866
		7,396,263
Real Estate Investment Trusts - 1.0%
General Growth Properties, Inc.	16,794	281,300
Public Storage	9,295	1,240,604
Simon Property Group, Inc.	559	82,464
Weyerhaeuser Co.	38,600	768,526
		2,372,894
TOTAL FINANCIALS		31,417,535

	Shares	Value
HEALTH CARE - 12.4%
Biotechnology - 0.8%
Amgen, Inc.	29,309	$ 2,037,562
Biogen Idec, Inc. (a)	100	13,075
		2,050,637
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	28,047	1,419,739
Becton, Dickinson & Co.	158	11,555
Covidien PLC	200	10,356
Hill-Rom Holdings, Inc.	400	11,764
Medtronic, Inc.	18,129	667,872
St. Jude Medical, Inc.	30,100	1,156,442
		3,277,728
Health Care Providers & Services - 3.3%
Aetna, Inc.	27,358	1,118,669
Cardinal Health, Inc.	28,483	1,178,627
Express Scripts Holding Co. (a)	91	4,749
Humana, Inc.	13,641	1,042,036
McKesson Corp.	15,212	1,327,703
Omnicare, Inc.	400	12,608
UnitedHealth Group, Inc.	36,521	2,036,776
WellPoint, Inc.	20,609	1,388,841
		8,110,009
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	28,569	1,161,616
Pharmaceuticals - 6.5%
Abbott Laboratories	40,868	2,525,234
Bristol-Myers Squibb Co.	8,529	284,357
Eli Lilly & Co.	43,326	1,774,200
Johnson & Johnson	66,820	4,171,573
Merck & Co., Inc.	84,375	3,170,813
Pfizer, Inc.	191,350	4,184,825
		16,111,002
TOTAL HEALTH CARE		30,710,992
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.3%
General Dynamics Corp.	20,373	1,304,076
Honeywell International, Inc.	11,280	627,845
L-3 Communications Holdings, Inc.	14,830	1,011,258
Lockheed Martin Corp.	15,593	1,291,100
Northrop Grumman Corp.	19,805	1,163,544
Raytheon Co.	23,272	1,171,047
The Boeing Co.	3,096	215,513
United Technologies Corp.	17,415	1,290,626
		8,075,009
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	8,554	641,037
Commercial Services & Supplies - 0.1%
Republic Services, Inc. (e)	8,900	234,604
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Emerson Electric Co.	400	$ 18,708
Industrial Conglomerates - 3.2%
3M Co.	24,162	2,039,514
General Electric Co.	264,900	5,056,941
Tyco International Ltd.	16,447	874,323
		7,970,778
Machinery - 1.5%
Caterpillar, Inc.	5,581	489,007
Cummins, Inc.	12,402	1,202,374
Deere & Co. (e)	135	9,972
Dover Corp.	18,666	1,055,749
Parker Hannifin Corp. (e)	10,451	854,265
		3,611,367
Road & Rail - 0.9%
CSX Corp.	39,175	818,366
Union Pacific Corp.	13,324	1,484,294
		2,302,660
TOTAL INDUSTRIALS		22,854,163
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	159,099	2,598,087
QUALCOMM, Inc.	20,228	1,159,267
		3,757,354
Computers & Peripherals - 5.3%
Apple, Inc. (a)	20,450	11,814,575
EMC Corp. (a)	8,429	201,032
Hewlett-Packard Co.	1,497	33,952
Western Digital Corp. (a)	31,460	987,529
		13,037,088
Internet Software & Services - 1.6%
eBay, Inc. (a)	1,300	50,947
Google, Inc. Class A (a)	6,736	3,912,673
		3,963,620
IT Services - 4.2%
Accenture PLC Class A	27,354	1,561,913
Fidelity National Information Services, Inc.	25,000	819,500
Fiserv, Inc. (a)	142	9,575
IBM Corp.	20,124	3,881,920
MasterCard, Inc. Class A	4,252	1,728,481
The Western Union Co.	16,932	277,685
Visa, Inc. Class A	17,952	2,068,070
		10,347,144

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.1%
Avago Technologies Ltd.	26,026	$ 861,461
Broadcom Corp. Class A	312	10,093
Intel Corp.	140,490	3,630,262
KLA-Tencor Corp.	11,000	504,130
LSI Corp. (a)	1,600	10,640
Marvell Technology Group Ltd.	58,491	732,892
Maxim Integrated Products, Inc.	32,163	809,221
NVIDIA Corp. (a)	79,496	988,135
		7,546,834
Software - 4.7%
Activision Blizzard, Inc.	52,022	610,738
CA, Inc. (e)	40,616	1,010,120
Microsoft Corp.	180,760	5,276,384
Oracle Corp.	111,423	2,949,367
Symantec Corp. (a)	71,701	1,064,043
VMware, Inc. Class A (a)	8,000	744,080
		11,654,732
TOTAL INFORMATION TECHNOLOGY		50,306,772
MATERIALS - 2.5%
Chemicals - 2.5%
CF Industries Holdings, Inc.	6,929	1,184,582
E.I. du Pont de Nemours & Co. (e)	1,861	89,812
Eastman Chemical Co.	16,233	755,808
LyondellBasell Industries NV Class A	24,688	974,188
Monsanto Co.	22,595	1,744,334
PPG Industries, Inc.	12,700	1,313,688
		6,062,412
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	370	11,855
Paper & Forest Products - 0.0%
International Paper Co.	400	11,680
TOTAL MATERIALS		6,085,947
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	95,077	3,248,781
Verizon Communications, Inc.	81,258	3,383,583
		6,632,364
UTILITIES - 3.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	33,234	1,279,841
Duke Energy Corp.	439	9,649
Entergy Corp.	17,270	1,114,433
		2,403,923
Multi-Utilities - 2.4%
Ameren Corp.	32,183	1,039,833
CenterPoint Energy, Inc.	54,540	1,103,344
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison, Inc. (e)	20,489	$ 1,236,716
DTE Energy Co.	14,119	802,383
Public Service Enterprise Group, Inc.	40,279	1,256,302
Xcel Energy, Inc. (e)	16,951	474,967
		5,913,545
TOTAL UTILITIES		8,317,468
TOTAL COMMON STOCKS (Cost $251,533,422)		241,195,750
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.11% 6/7/12 to 6/28/12 (f) (Cost $719,972)	$ 720,000	719,992
Money Market Funds - 5.8%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	4,717,593	4,717,593
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	9,668,900	9,668,900
TOTAL MONEY MARKET FUNDS (Cost $14,386,493)		14,386,493
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $266,639,887)	256,302,235
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(9,028,902)
NET ASSETS - 100%	$ 247,273,333
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
92 CME E-mini S&P 500 Index Contracts	June 2012	$ 6,022,320	$ (322,347)
The face value of futures purchased as a percentage of net assets is 2.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $669,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,690
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,336,915	$ 29,336,915	$ -	$ -
Consumer Staples	30,469,848	30,469,848	-	-
Energy	25,063,746	25,063,746	-	-
Financials	31,417,535	31,417,535	-	-
Health Care	30,710,992	30,710,992	-	-
Industrials	22,854,163	22,854,163	-	-
Information Technology	50,306,772	50,306,772	-	-
Materials	6,085,947	6,085,947	-	-
Telecommunication Services	6,632,364	6,632,364	-	-
Utilities	8,317,468	8,317,468	-	-
U.S. Government and Government Agency Obligations	719,992	-	719,992	-
Money Market Funds	14,386,493	14,386,493	-	-
Total Investments in Securities:	$ 256,302,235	$ 255,582,243	$ 719,992	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (322,347)	$ (322,347)	$ -	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $269,473,554. Net unrealized depreciation aggregated $13,171,319, of which $13,640,793 related to appreciated investment securities and $26,812,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap
Enhanced Index Fund

May 31, 2012

1.870938.104

MCE-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 1.4%
Autoliv, Inc.	3,949	$ 228,292
Delphi Automotive PLC (e)	13,808	400,846
Lear Corp.	9,939	396,069
		1,025,207
Distributors - 0.7%
Genuine Parts Co.	7,987	503,181
Hotels, Restaurants & Leisure - 1.8%
International Game Technology	27,781	397,268
Wyndham Worldwide Corp.	9,553	475,739
Wynn Resorts Ltd.	4,000	412,160
		1,285,167
Household Durables - 1.1%
Garmin Ltd.	1,600	68,736
Harman International Industries, Inc.	9,539	374,120
Tupperware Brands Corp.	6,880	371,864
		814,720
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	15,500	259,780
Leisure Equipment & Products - 0.7%
Polaris Industries, Inc.	6,379	484,613
Media - 2.5%
DISH Network Corp. Class A	15,522	435,237
Gannett Co., Inc.	10,000	130,600
Interpublic Group of Companies, Inc.	20,100	208,839
Liberty Media Corp. Capital Series A (a)	6,140	520,488
McGraw-Hill Companies, Inc.	12,676	549,885
		1,845,049
Multiline Retail - 2.0%
Dollar General Corp. (a)	9,271	453,445
Dollar Tree, Inc. (a)	3,000	309,540
Macy's, Inc.	18,043	686,536
		1,449,521
Specialty Retail - 7.1%
Aarons, Inc. Class A	7,330	194,612
Advance Auto Parts, Inc.	5,200	379,288
Bed Bath & Beyond, Inc. (a)	10,094	729,292
Best Buy Co., Inc.	21,192	396,714
Foot Locker, Inc.	14,105	447,693
Gap, Inc.	20,910	554,115
Limited Brands, Inc.	12,360	548,290
PetSmart, Inc.	8,945	576,416
Ross Stores, Inc.	3,500	221,305
Sally Beauty Holdings, Inc. (a)	10,413	275,216
Staples, Inc.	30,003	394,239
TJX Companies, Inc.	9,391	398,742
		5,115,922

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	5,133	$ 346,221
TOTAL CONSUMER DISCRETIONARY		13,129,381
CONSUMER STAPLES - 8.3%
Beverages - 2.8%
Beam, Inc.	8,504	515,002
Coca-Cola Enterprises, Inc.	16,893	462,192
Dr Pepper Snapple Group, Inc.	12,054	497,348
Monster Beverage Corp. (a)	7,890	572,814
		2,047,356
Food & Staples Retailing - 0.6%
Safeway, Inc. (e)	23,104	439,438
Food Products - 3.9%
Bunge Ltd.	3,925	233,538
Campbell Soup Co.	3,935	124,740
ConAgra Foods, Inc.	20,180	507,527
Hormel Foods Corp.	13,515	404,234
Mead Johnson Nutrition Co. Class A	1,339	108,111
Sara Lee Corp.	21,235	443,812
Smithfield Foods, Inc. (a)	168	3,305
The Hershey Co.	7,289	487,343
Tyson Foods, Inc. Class A	24,763	479,659
		2,792,269
Personal Products - 0.5%
Avon Products, Inc.	1,081	17,891
Herbalife Ltd.	7,769	347,974
		365,865
Tobacco - 0.5%
Lorillard, Inc.	2,929	362,024
TOTAL CONSUMER STAPLES		6,006,952
ENERGY - 5.1%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc. (e)	4,431	257,796
Helix Energy Solutions Group, Inc. (a)	17,300	296,349
Helmerich & Payne, Inc.	1,563	70,804
McDermott International, Inc. (a)	2,066	20,970
Oceaneering International, Inc.	6,929	320,258
SEACOR Holdings, Inc. (a)	7	603
		966,780
Oil, Gas & Consumable Fuels - 3.8%
Denbury Resources, Inc. (a)	27,000	408,240
HollyFrontier Corp.	14,739	434,506
Murphy Oil Corp.	10,523	490,582
Noble Energy, Inc.	1,084	91,555
Peabody Energy Corp.	924	21,585
Spectra Energy Corp.	640	18,374
Tesoro Corp. (a)	17,544	388,073
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	25,819	$ 544,781
Western Refining, Inc.	18,444	356,707
		2,754,403
TOTAL ENERGY		3,721,183
FINANCIALS - 17.6%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	3,900	186,888
Raymond James Financial, Inc.	1,738	59,405
SEI Investments Co.	20,712	370,952
Waddell & Reed Financial, Inc. Class A	12,954	371,909
		989,154
Commercial Banks - 4.5%
CapitalSource, Inc.	48,300	305,739
East West Bancorp, Inc.	14,819	331,797
Fifth Third Bancorp	42,397	566,000
First Citizen Bancshares, Inc.	375	63,188
Huntington Bancshares, Inc.	68,653	448,991
KeyCorp	60,948	457,110
Regions Financial Corp.	81,217	510,855
SunTrust Banks, Inc.	24,691	565,918
		3,249,598
Consumer Finance - 1.0%
Discover Financial Services	22,040	729,740
Insurance - 5.1%
Allied World Assurance Co. Holdings Ltd.	5,721	439,945
American International Group, Inc. (a)	10,651	310,796
American International Group, Inc. warrants 1/19/21 (a)	574	5,855
American National Insurance Co.	975	66,612
Arch Capital Group Ltd. (a)	2,757	105,400
Axis Capital Holdings Ltd.	11,700	384,930
CNA Financial Corp.	5,424	154,313
Everest Re Group Ltd.	4,100	418,692
HCC Insurance Holdings, Inc.	3,662	114,474
Marsh & McLennan Companies, Inc.	20,134	643,885
PartnerRe Ltd.	3,200	226,784
RenaissanceRe Holdings Ltd.	5,124	394,907
Validus Holdings Ltd.	12,511	392,595
		3,659,188
Real Estate Investment Trusts - 5.1%
American Campus Communities, Inc.	8,186	359,365
American Capital Agency Corp.	15,978	522,001
Camden Property Trust (SBI)	6,337	412,602
Equity Lifestyle Properties, Inc.	26	1,712
Equity Residential (SBI)	119	7,271
General Growth Properties, Inc.	29,230	489,603
Public Storage	2,900	387,063

	Shares	Value
Rayonier, Inc.	9,630	$ 413,801
Starwood Property Trust, Inc.	10,225	204,909
Vornado Realty Trust	4,528	370,934
Weyerhaeuser Co.	27,474	547,007
		3,716,268
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	500	36,250
Thrifts & Mortgage Finance - 0.5%
Washington Federal, Inc.	22,084	362,398
TOTAL FINANCIALS		12,742,596
HEALTH CARE - 11.0%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	2,913	380,875
United Therapeutics Corp. (a)	8,158	360,910
Vertex Pharmaceuticals, Inc. (a)	53	3,182
		744,967
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	84,498	485,019
C.R. Bard, Inc.	972	94,469
Hill-Rom Holdings, Inc.	11,472	337,392
Intuitive Surgical, Inc. (a)	100	52,310
Thoratec Corp. (a)	11,278	342,175
Varian Medical Systems, Inc. (a)	102	5,983
Zimmer Holdings, Inc.	8,685	526,745
		1,844,093
Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	13,925	515,086
CIGNA Corp.	9,911	435,192
Coventry Health Care, Inc.	9,848	299,379
Health Net, Inc. (a)	14,157	362,702
Humana, Inc.	7,373	563,223
Omnicare, Inc.	12,329	388,610
Quest Diagnostics, Inc.	8,767	498,842
Wellcare Health Plans, Inc. (a)	1,600	90,352
		3,153,386
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	15,094	613,722
Charles River Laboratories International, Inc. (a)	10,553	352,259
PerkinElmer, Inc.	116	3,086
		969,067
Pharmaceuticals - 1.7%
Forest Laboratories, Inc. (a)	8,106	283,710
Warner Chilcott PLC (a)	21,791	410,978
Watson Pharmaceuticals, Inc. (a)	7,782	554,779
		1,249,467
TOTAL HEALTH CARE		7,960,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	2,200	$ 107,690
Exelis, Inc.	37,859	378,590
L-3 Communications Holdings, Inc.	6,633	452,304
Textron, Inc.	2,800	66,164
		1,004,748
Airlines - 1.8%
Alaska Air Group, Inc. (a)	9,962	341,697
Copa Holdings SA Class A	4,504	373,922
Delta Air Lines, Inc. (a)	48,526	587,165
		1,302,784
Building Products - 0.4%
Fortune Brands Home & Security, Inc. (a)	13,900	314,418
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	16,380	431,777
Construction & Engineering - 0.4%
Fluor Corp.	3,850	180,488
KBR, Inc.	5,797	147,650
		328,138
Electrical Equipment - 1.3%
Hubbell, Inc. Class B	5,398	426,010
Rockwell Automation, Inc.	6,749	489,370
		915,380
Machinery - 5.2%
AGCO Corp. (a)	8,435	339,171
CNH Global NV (a)(e)	9,143	349,628
Cummins, Inc.	3,365	326,237
Dover Corp.	9,140	516,958
Eaton Corp.	9,003	384,068
Lincoln Electric Holdings, Inc.	8,975	427,031
Parker Hannifin Corp.	6,691	546,922
Timken Co.	9,273	442,322
Wabtec Corp.	5,425	393,909
Xylem, Inc.	585	14,818
		3,741,064
Professional Services - 0.6%
Equifax, Inc.	9,315	420,759
TOTAL INDUSTRIALS		8,459,068
INFORMATION TECHNOLOGY - 14.0%
Computers & Peripherals - 1.3%
Diebold, Inc.	9,906	366,621
NetApp, Inc. (a)	5,009	149,068
SanDisk Corp. (a)	88	2,878
Western Digital Corp. (a)	14,185	445,267
		963,834

	Shares	Value
Electronic Equipment & Components - 1.0%
Avnet, Inc. (a)	12,700	$ 387,223
Tech Data Corp. (a)(e)	7,000	333,270
		720,493
Internet Software & Services - 0.2%
IAC/InterActiveCorp	3,400	152,728
IT Services - 4.0%
Amdocs Ltd. (a)	14,192	408,020
Computer Sciences Corp.	11,559	307,932
DST Systems, Inc.	579	29,587
Fidelity National Information Services, Inc.	15,830	518,907
Fiserv, Inc. (a)	7,137	481,248
Lender Processing Services, Inc.	10,327	238,347
The Western Union Co.	26,211	429,860
Total System Services, Inc.	18,818	437,895
		2,851,796
Office Electronics - 0.1%
Xerox Corp.	6,374	46,020
Semiconductors & Semiconductor Equipment - 3.8%
Avago Technologies Ltd.	14,362	475,382
KLA-Tencor Corp.	9,900	453,717
Linear Technology Corp.	6,064	175,977
LSI Corp. (a)	51,900	345,135
Marvell Technology Group Ltd.	32,885	412,049
Maxim Integrated Products, Inc.	17,800	447,848
Micron Technology, Inc. (a)	100	584
NVIDIA Corp. (a)	36,592	454,839
		2,765,531
Software - 3.6%
Activision Blizzard, Inc.	33,582	394,253
Autodesk, Inc. (a)	9,760	312,515
BMC Software, Inc. (a)	11,432	483,802
CA, Inc.	14,300	355,641
Intuit, Inc.	11,462	644,508
Synopsys, Inc. (a)	14,301	422,595
		2,613,314
TOTAL INFORMATION TECHNOLOGY		10,113,716
MATERIALS - 4.8%
Chemicals - 4.8%
Airgas, Inc.	5,092	442,037
Albemarle Corp.	6,901	418,891
Cabot Corp.	4,366	165,035
CF Industries Holdings, Inc.	3,373	576,648
Eastman Chemical Co.	10,457	486,878
Ecolab, Inc.	300	18,963
Huntsman Corp.	26,110	334,208
PPG Industries, Inc. (e)	6,682	691,186
Rockwood Holdings, Inc. (a)	3,250	157,300
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	1,247	$ 161,661
Valspar Corp.	400	19,284
		3,472,091
Paper & Forest Products - 0.0%
International Paper Co.	131	3,825
TOTAL MATERIALS		3,475,916
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	13,600	315,384
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	4,069	80,770
TOTAL TELECOMMUNICATION SERVICES		396,154
UTILITIES - 7.6%
Electric Utilities - 2.0%
Entergy Corp.	8,092	522,177
NV Energy, Inc.	23,868	412,916
Pinnacle West Capital Corp.	9,094	449,062
Progress Energy, Inc.	1,015	55,642
		1,439,797
Independent Power Producers & Energy Traders - 0.6%
The AES Corp. (a)	38,916	470,494
Multi-Utilities - 4.4%
Alliant Energy Corp.	3,500	152,915
Ameren Corp.	14,495	468,333
CenterPoint Energy, Inc.	25,348	512,790
CMS Energy Corp.	18,937	441,232
Consolidated Edison, Inc.	8,289	500,324
DTE Energy Co.	8,200	466,006
MDU Resources Group, Inc.	3,200	71,904
Xcel Energy, Inc. (e)	20,400	571,608
		3,185,112
Water Utilities - 0.6%
American Water Works Co., Inc.	12,650	432,757
TOTAL UTILITIES		5,528,160
TOTAL COMMON STOCKS (Cost $68,419,705)		71,534,106
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 6/7/12 (f) (Cost $299,998)	$ 300,000	299,999
Money Market Funds - 3.3%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	533,671	$ 533,671
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	1,864,700	1,864,700
TOTAL MONEY MARKET FUNDS (Cost $2,398,371)		2,398,371
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $71,118,074)	74,232,476
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(1,816,857)
NET ASSETS - 100%	$ 72,415,619
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 832,320	$ 5,230

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $100,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 874
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,129,381	$ 13,129,381	$ -	$ -
Consumer Staples	6,006,952	6,006,952	-	-
Energy	3,721,183	3,721,183	-	-
Financials	12,742,596	12,742,596	-	-
Health Care	7,960,980	7,960,980	-	-
Industrials	8,459,068	8,459,068	-	-
Information Technology	10,113,716	10,113,716	-	-
Materials	3,475,916	3,475,916	-	-
Telecommunication Services	396,154	396,154	-	-
Utilities	5,528,160	5,528,160	-	-
U.S. Government and Government Agency Obligations	299,999	-	299,999	-
Money Market Funds	2,398,371	2,398,371	-	-
Total Investments in Securities:	$ 74,232,476	$ 73,932,477	$ 299,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,230	$ 5,230	$ -	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $71,123,488. Net unrealized appreciation aggregated $3,108,988, of which $7,095,998 related to appreciated investment securities and $3,987,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap
Enhanced Index Fund

May 31, 2012

1.870936.104

SCE-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.5%
Dana Holding Corp.	38,196	$ 508,771
Standard Motor Products, Inc.	8,284	111,917
		620,688
Distributors - 0.3%
Core-Mark Holding Co., Inc.	1,095	47,622
VOXX International Corp. (a)	36,994	364,761
		412,383
Diversified Consumer Services - 0.1%
Lincoln Educational Services Corp.	25,884	150,127
Hotels, Restaurants & Leisure - 4.1%
AFC Enterprises, Inc. (a)	2,499	53,379
Ameristar Casinos, Inc.	25,168	470,642
Benihana, Inc.	9,800	157,878
Biglari Holdings, Inc. (a)	618	241,935
Bob Evans Farms, Inc.	17,000	689,180
Carrols Restaurant Group, Inc. (a)	4,700	28,670
CEC Entertainment, Inc.	2,000	69,920
Churchill Downs, Inc.	3,000	180,000
Cracker Barrel Old Country Store, Inc.	6,900	422,763
DineEquity, Inc. (a)	2,307	110,736
Einstein Noah Restaurant Group, Inc.	4,200	71,988
Fiesta Restaurant Group, Inc. (a)	9,051	110,422
Interval Leisure Group, Inc.	3,600	59,940
Multimedia Games Holdng Co., Inc. (a)	27,881	351,579
Papa John's International, Inc. (a)	13,073	608,156
Ruth's Hospitality Group, Inc. (a)	9,847	64,596
Scientific Games Corp. Class A (a)	23,900	204,106
Shuffle Master, Inc. (a)	2,043	32,402
Sonic Corp. (a)	54,665	466,292
Texas Roadhouse, Inc. Class A	11,400	207,252
The Cheesecake Factory, Inc. (a)	1,800	58,392
Town Sports International Holdings, Inc. (a)	4,057	47,507
		4,707,735
Household Durables - 1.0%
Blyth, Inc.	4,496	335,941
Helen of Troy Ltd. (a)	5,046	158,848
Libbey, Inc. (a)	7,904	114,371
Tempur-Pedic International, Inc. (a)	2,541	117,420
Tupperware Brands Corp.	9,194	496,936
		1,223,516
Internet & Catalog Retail - 0.3%
HSN, Inc.	6,600	256,740
Orbitz Worldwide, Inc. (a)	8,900	32,485
PetMed Express, Inc.	2,158	24,623
		313,848
Leisure Equipment & Products - 3.1%
Arctic Cat, Inc. (a)	16,707	604,125

	Shares	Value
Brunswick Corp.	31,633	$ 692,763
Leapfrog Enterprises, Inc. Class A (a)	55,943	582,926
Polaris Industries, Inc.	8,228	625,081
Smith & Wesson Holding Corp. (a)	83,279	561,300
Steinway Musical Instruments, Inc. (a)	866	19,442
Sturm, Ruger & Co., Inc. (e)	12,019	468,380
		3,554,017
Media - 0.7%
Arbitron, Inc.	3,800	127,072
Cinemark Holdings, Inc.	12,900	297,474
Global Sources Ltd. (a)	53,046	278,492
World Wrestling Entertainment, Inc. Class A (e)	9,300	73,284
		776,322
Multiline Retail - 0.0%
The Bon-Ton Stores, Inc. (e)	2,453	12,903
Specialty Retail - 5.1%
Aeropostale, Inc. (a)	24,251	448,644
America's Car Mart, Inc. (a)	1,373	59,245
ANN, Inc. (a)	23,600	634,604
Ascena Retail Group, Inc. (a)	19,600	371,028
Big 5 Sporting Goods Corp.	1,596	10,390
Conn's, Inc. (a)	6,458	112,950
Destination Maternity Corp.	3,400	66,300
Express, Inc. (a)	25,487	471,510
Finish Line, Inc. Class A	9,775	201,561
GNC Holdings, Inc.	15,059	580,223
Group 1 Automotive, Inc.	1,410	73,828
Kirkland's, Inc. (a)	622	6,742
Pier 1 Imports, Inc.	17,521	285,592
Rent-A-Center, Inc.	22,815	768,181
Select Comfort Corp. (a)	26,126	714,807
Shoe Carnival, Inc. (a)	3,295	69,788
Stein Mart, Inc. (a)	6,102	44,178
Systemax, Inc. (a)	1,310	15,930
The Cato Corp. Class A (sub. vtg.)	17,728	508,794
Tractor Supply Co.	4,437	405,320
		5,849,615
Textiles, Apparel & Luxury Goods - 0.5%
Movado Group, Inc.	19,225	532,533
TOTAL CONSUMER DISCRETIONARY		18,153,687
CONSUMER STAPLES - 3.9%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,950	119,477
Food & Staples Retailing - 1.6%
Andersons, Inc.	5,703	248,366
Casey's General Stores, Inc.	1,500	84,945
Harris Teeter Supermarkets, Inc.	19,459	730,296
Ingles Markets, Inc. Class A	800	12,488
Rite Aid Corp. (a)	238,867	310,527
Roundy's, Inc. (e)	26,300	283,777
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Spartan Stores, Inc.	345	$ 5,779
Susser Holdings Corp. (a)	3,025	88,481
The Pantry, Inc. (a)	1,623	20,953
Weis Markets, Inc.	800	34,912
		1,820,524
Food Products - 1.2%
B&G Foods, Inc. Class A	19,954	480,492
Cal-Maine Foods, Inc.	1,600	56,864
Darling International, Inc. (a)	627	8,784
Fresh Del Monte Produce, Inc.	25,464	597,640
Pilgrims Pride Corp.	11,605	95,277
Seneca Foods Corp. Class A (a)	695	15,144
Smart Balance, Inc. (a)	24,109	142,966
		1,397,167
Household Products - 0.1%
WD-40 Co.	1,500	70,170
Personal Products - 0.9%
Elizabeth Arden, Inc. (a)	5,268	181,535
Nature's Sunshine Products, Inc.	4,461	65,131
Nu Skin Enterprises, Inc. Class A	18,217	781,145
Nutraceutical International Corp. (a)	800	11,968
Schiff Nutrition International, Inc. (a)	300	5,040
		1,044,819
TOTAL CONSUMER STAPLES		4,452,157
ENERGY - 3.9%
Energy Equipment & Services - 1.5%
Bristow Group, Inc.	1,588	63,599
Gulf Island Fabrication, Inc.	4,731	118,275
Helix Energy Solutions Group, Inc. (a)	43,461	744,487
Hercules Offshore, Inc. (a)	5,330	17,642
OYO Geospace Corp. (a)	3,764	349,262
RigNet, Inc. (a)	10,653	166,293
Superior Energy Services, Inc. (a)	3,052	66,045
Tesco Corp. (a)	15,930	191,479
		1,717,082
Oil, Gas & Consumable Fuels - 2.4%
Alon USA Energy, Inc.	46,800	396,396
Callon Petroleum Co. (a)	12,184	52,513
CAMAC Energy, Inc. (a)	5,981	4,379
Crosstex Energy, Inc.	19,631	265,215
CVR Energy, Inc. (a)	6,691	170,219
Delek US Holdings, Inc.	2,000	32,220
DHT Holdings, Inc.	31,832	21,614
Rex American Resources Corp. (a)	7,931	146,089
Targa Resources Corp.	3,900	172,926
Teekay Tankers Ltd.	37,023	150,684
Vaalco Energy, Inc. (a)(e)	74,999	639,741

	Shares	Value
Warren Resources, Inc. (a)	23,411	$ 50,334
Western Refining, Inc.	35,700	690,438
		2,792,768
TOTAL ENERGY		4,509,850
FINANCIALS - 24.4%
Capital Markets - 1.1%
American Capital Ltd. (a)	68,243	631,930
Arlington Asset Investment Corp.	362	8,174
Calamos Asset Management, Inc. Class A	6,197	67,423
Duff & Phelps Corp. Class A	7,578	107,987
Gleacher & Co., Inc. (a)	29,872	25,391
Kohlberg Capital Corp.	10,200	58,038
Medallion Financial Corp.	2,647	27,317
SWS Group, Inc.	2,103	12,092
TICC Capital Corp.	22,150	209,761
Triangle Capital Corp.	7,524	153,038
		1,301,151
Commercial Banks - 6.1%
1st Source Corp.	1,800	38,358
Alliance Financial Corp.	2,608	81,865
American National Bankshares, Inc.	3,203	69,793
BancFirst Corp.	1,856	70,398
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	30,005	585,098
BancorpSouth, Inc.	12,600	169,974
Bank of Marin Bancorp	2,098	74,668
Bank of the Ozarks, Inc.	13,750	399,300
Banner Bank	29,900	574,080
BBCN Bancorp, Inc. (a)	4,319	46,602
Boston Private Financial Holdings, Inc.	832	7,505
Cathay General Bancorp	3,000	49,740
Central Pacific Financial Corp. (a)	10,932	140,258
Citizens & Northern Corp.	5,231	91,281
Eagle Bancorp, Inc., Maryland (a)	5,939	95,262
First Community Bancshares, Inc.	913	11,312
First Interstate Bancsystem, Inc.	1,730	24,134
First Merchants Corp.	25,248	296,159
FirstMerit Corp.	15,700	249,630
Hanmi Financial Corp. (a)	51,747	485,904
International Bancshares Corp.	2,600	48,022
MainSource Financial Group, Inc.	3,635	40,203
MB Financial, Inc.	11,400	231,534
Merchants Bancshares, Inc.	12,912	341,652
National Penn Bancshares, Inc.	8,069	71,895
Old National Bancorp, Indiana	20,349	235,845
PacWest Bancorp	4,931	112,476
Park Sterling Corp. (a)	2,148	9,559
Peoples Bancorp, Inc.	3,500	65,695
PrivateBancorp, Inc.	27,578	406,224
Republic Bancorp, Inc., Kentucky Class A	15,429	325,552
SCBT Financial Corp.	717	24,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southside Bancshares, Inc.	1,802	$ 37,806
Southwest Bancorp, Inc., Oklahoma (a)	635	6,071
State Bank Financial Corp. (a)	8,456	142,484
Susquehanna Bancshares, Inc.	71,200	685,656
UMB Financial Corp.	2,800	136,556
United Community Banks, Inc., Georgia (a)	700	5,761
Washington Banking Co., Oak Harbor	459	6,229
Washington Trust Bancorp, Inc.	6,933	163,341
WesBanco, Inc.	9,531	193,765
Wilshire Bancorp, Inc. (a)	41,100	205,911
		7,057,857
Consumer Finance - 1.4%
Cash America International, Inc.	4,494	199,893
Credit Acceptance Corp. (a)	4,873	412,938
EZCORP, Inc. (non-vtg.) Class A (a)	16,163	381,447
Nelnet, Inc. Class A	28,497	665,120
		1,659,398
Diversified Financial Services - 0.7%
MarketAxess Holdings, Inc.	17,581	567,690
PHH Corp. (a)(e)	13,101	217,084
Vector Capital Corp. rights (a)	8,300	0
		784,774
Insurance - 1.8%
Amerisafe, Inc. (a)	1,100	30,129
FBL Financial Group, Inc. Class A	15,260	389,588
First American Financial Corp.	12,450	196,212
Horace Mann Educators Corp.	19,812	338,983
Maiden Holdings Ltd.	45,178	367,749
Montpelier Re Holdings Ltd.	13,699	286,035
Primerica, Inc.	6,921	166,588
ProAssurance Corp.	1,036	91,313
Symetra Financial Corp.	13,826	156,234
United Fire Group, Inc.	645	13,706
		2,036,537
Real Estate Investment Trusts - 12.0%
AG Mortgage Investment Trust, Inc.	28,200	564,282
Alexanders, Inc.	973	380,579
American Campus Communities, Inc.	1,400	61,460
American Capital Mortgage Investment Corp.	27,061	643,781
Anworth Mortgage Asset Corp.	93,909	632,008
Apollo Commercial Real Estate Finance, Inc.	1,800	28,584
Apollo Residential Mortgage, Inc.	30,000	562,500
Capstead Mortgage Corp.	51,443	708,370
CBL & Associates Properties, Inc.	38,119	665,558
Crexus Investment Corp.	49,610	486,178
CubeSmart	16,300	184,353
Dynex Capital, Inc.	19,891	184,787

	Shares	Value
Education Realty Trust, Inc.	14,900	$ 164,198
Equity Lifestyle Properties, Inc.	10,563	695,679
Extra Space Storage, Inc.	28,313	802,957
First Industrial Realty Trust, Inc. (a)	10,382	123,857
Hatteras Financial Corp.	1,455	41,540
Highwoods Properties, Inc. (SBI)	18,503	596,907
Home Properties, Inc.	13,306	797,562
LTC Properties, Inc.	19,228	620,488
MFA Financial, Inc.	106,769	813,580
Mid-America Apartment Communities, Inc.	4,915	331,222
Mission West Properties, Inc.	12,602	105,983
National Health Investors, Inc.	2,486	119,999
Newcastle Investment Corp.	34,100	226,424
NorthStar Realty Finance Corp.	99,657	516,223
Pennymac Mortgage Investment Trust	30,916	571,019
Potlatch Corp.	4,000	114,640
PS Business Parks, Inc.	10,010	659,559
RAIT Financial Trust (e)	9,999	40,696
RLJ Lodging Trust	11,172	196,962
Sabra Health Care REIT, Inc.	14,893	214,161
Saul Centers, Inc.	6,438	258,550
Starwood Property Trust, Inc.	12,500	250,500
Sunstone Hotel Investors, Inc. (a)	27,899	279,269
Universal Health Realty Income Trust (SBI)	1,211	46,805
Urstadt Biddle Properties, Inc. Class A	122	2,172
Winthrop Realty Trust	13,494	138,853
		13,832,245
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (a)	9,560	128,964
Thrifts & Mortgage Finance - 1.2%
BofI Holding, Inc. (a)	20,329	381,779
Dime Community Bancshares, Inc.	18,099	236,373
Doral Financial Corp. (a)	199,665	287,518
First Financial Holdings, Inc.	2,426	23,290
Flagstar Bancorp, Inc. (a)	18,795	14,303
Flushing Financial Corp.	8,747	112,836
Fox Chase Bancorp, Inc.	4,260	54,613
HomeStreet, Inc.	400	13,200
Kaiser Federal Financial Group, Inc.	4,828	67,544
NASB Financial, Inc. (a)	705	11,562
Oritani Financial Corp.	4,899	67,067
Provident Financial Services, Inc.	6,400	89,280
Walker & Dunlop, Inc. (a)	2,722	31,929
		1,391,294
TOTAL FINANCIALS		28,192,220
HEALTH CARE - 12.4%
Biotechnology - 2.7%
Allos Therapeutics, Inc. (a)	37,815	67,311
ARIAD Pharmaceuticals, Inc. (a)	5,100	84,507
Array Biopharma, Inc. (a)	41,800	135,850
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Astex Pharmaceuticals, Inc. (a)	102,328	$ 180,097
AVEO Pharmaceuticals, Inc. (a)	10,973	139,686
Biosante Pharmaceuticals, Inc. (a)(e)	212,119	96,535
Cepheid, Inc. (a)	1,929	72,974
Cubist Pharmaceuticals, Inc. (a)	2,148	86,178
DUSA Pharmaceuticals, Inc. (a)	831	4,288
Emergent BioSolutions, Inc. (a)	5,800	83,636
Genomic Health, Inc. (a)	2,042	68,999
Geron Corp. (a)	31,400	41,134
Incyte Corp. (a)(e)	4,800	102,288
Maxygen, Inc. (a)	11,400	66,006
Medivation, Inc. (a)	1,232	103,771
Momenta Pharmaceuticals, Inc. (a)(e)	13,200	182,028
Nabi Biopharmaceuticals (a)	51,004	78,546
Neurocrine Biosciences, Inc. (a)	6,325	42,314
ONYX Pharmaceuticals, Inc. (a)	2,821	129,145
Osiris Therapeutics, Inc. (a)(e)	5,786	36,625
PDL BioPharma, Inc.	59,002	382,923
Pharmacyclics, Inc. (a)	10,100	317,342
Progenics Pharmaceuticals, Inc. (a)	18,296	158,443
SciClone Pharmaceuticals, Inc. (a)(e)	38,256	241,013
Seattle Genetics, Inc. (a)(e)	800	15,584
Spectrum Pharmaceuticals, Inc. (a)(e)	13,985	162,086
Trius Therapeutics, Inc. (a)	2,559	13,128
		3,092,437
Health Care Equipment & Supplies - 3.7%
Analogic Corp.	6,200	408,828
ArthroCare Corp. (a)	23,902	625,754
Atrion Corp.	100	20,087
Cantel Medical Corp.	7,614	166,442
CONMED Corp.	5,566	149,113
Cyberonics, Inc. (a)	2,300	88,665
Greatbatch, Inc. (a)	16,469	341,896
Haemonetics Corp. (a)	1,724	120,180
Invacare Corp.	17,330	258,044
Kensey Nash Corp.	14,868	571,675
OraSure Technologies, Inc. (a)	900	9,315
RTI Biologics, Inc. (a)	70,184	251,961
Sirona Dental Systems, Inc. (a)	10,962	468,954
SurModics, Inc. (a)	5,200	72,436
Thoratec Corp. (a)	16,557	502,339
Young Innovations, Inc.	7,269	252,307
		4,307,996
Health Care Providers & Services - 3.7%
Alliance Healthcare Services, Inc. (a)	4,100	4,264
Almost Family, Inc. (a)	443	9,848
Amedisys, Inc. (a)	26,000	285,220
Assisted Living Concepts, Inc. Class A	3,671	50,807
CardioNet, Inc. (a)	1,928	4,415

	Shares	Value
Centene Corp. (a)	18,543	$ 670,144
Chemed Corp.	3,115	173,038
Chindex International, Inc. (a)	1,967	18,529
Five Star Quality Care, Inc. (a)	86,041	266,727
Magellan Health Services, Inc. (a)	13,874	585,067
Molina Healthcare, Inc. (a)(e)	16,361	417,369
National Healthcare Corp.	2,061	88,231
PharMerica Corp. (a)	2,797	27,774
Providence Service Corp. (a)	12,538	166,755
Select Medical Holdings Corp. (a)	8,811	81,414
Skilled Healthcare Group, Inc. (a)	1,539	8,480
Sun Healthcare Group, Inc. (a)	47,991	232,756
Team Health Holdings, Inc. (a)	1,903	43,274
Triple-S Management Corp. (a)	2,574	44,685
Universal American Spin Corp. (a)	28,032	275,555
Wellcare Health Plans, Inc. (a)	14,247	804,528
		4,258,880
Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	5,012	272,653
HealthStream, Inc. (a)(e)	4,706	99,391
MedAssets, Inc. (a)	362	4,098
Omnicell, Inc. (a)	26,598	348,168
		724,310
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	52,416	248,452
Cambrex Corp. (a)	1,100	7,909
Medtox Scientific, Inc. (a)	1,600	32,336
		288,697
Pharmaceuticals - 1.4%
Cornerstone Therapeutics, Inc. (a)	6,486	35,024
Impax Laboratories, Inc. (a)	3,600	74,628
Medicis Pharmaceutical Corp. Class A	9,517	343,564
Obagi Medical Products, Inc. (a)	7,736	95,849
Par Pharmaceutical Companies, Inc. (a)	8,048	288,440
Pozen, Inc. (a)	29,381	203,610
Questcor Pharmaceuticals, Inc. (a)(e)	1,155	47,817
Salix Pharmaceuticals Ltd. (a)	2,443	126,572
Santarus, Inc. (a)	1,431	9,530
Transcept Pharmaceuticals, Inc. (a)	59	418
ViroPharma, Inc. (a)	17,054	343,468
VIVUS, Inc. (a)	3,000	74,370
		1,643,290
TOTAL HEALTH CARE		14,315,610
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.2%
American Science & Engineering, Inc.	776	37,597
Ceradyne, Inc.	12,976	326,865
Cubic Corp.	7,879	341,949
Curtiss-Wright Corp.	21,037	639,314
Esterline Technologies Corp. (a)	9,992	645,383
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)(e)	8,931	$ 217,738
LMI Aerospace, Inc. (a)	2,617	41,087
Moog, Inc. Class A (a)	8,503	323,284
		2,573,217
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	5,924	109,298
Airlines - 1.4%
Alaska Air Group, Inc. (a)	23,420	803,306
JetBlue Airways Corp. (a)	52,299	273,524
Republic Airways Holdings, Inc. (a)	6,734	36,498
SkyWest, Inc.	27,433	193,403
Spirit Airlines, Inc. (a)	2,498	51,484
US Airways Group, Inc. (a)	22,097	292,122
		1,650,337
Building Products - 0.2%
American Woodmark Corp.	2,795	47,263
Apogee Enterprises, Inc.	59	872
Gibraltar Industries, Inc. (a)	12,243	125,123
		173,258
Commercial Services & Supplies - 1.8%
Consolidated Graphics, Inc. (a)	4,924	143,633
Courier Corp.	1,000	10,930
Encore Capital Group, Inc. (a)	11,803	286,105
Ennis, Inc.	200	2,844
G&K Services, Inc. Class A	17,539	511,788
Intersections, Inc.	13,500	154,305
Steelcase, Inc. Class A	10,000	87,700
Sykes Enterprises, Inc. (a)	2,387	35,924
Tetra Tech, Inc. (a)	10,152	253,698
The Brink's Co.	11,149	253,863
TMS International Corp. (a)	2,248	24,953
Unifirst Corp. Massachusetts	5,100	291,822
		2,057,565
Construction & Engineering - 0.3%
Great Lakes Dredge & Dock Corp.	54,349	353,269
Pike Electric Corp. (a)	2,175	15,704
Sterling Construction Co., Inc. (a)	3,897	35,073
		404,046
Electrical Equipment - 0.8%
Brady Corp. Class A	267	7,326
EnerSys (a)	15,490	510,860
Franklin Electric Co., Inc.	9,204	450,260
		968,446
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,000	66,620
Standex International Corp.	2,200	89,518
		156,138

	Shares	Value
Machinery - 2.3%
Alamo Group, Inc.	1,069	$ 33,107
Albany International Corp. Class A	5,781	105,445
Ampco-Pittsburgh Corp.	900	13,977
Astec Industries, Inc. (a)	139	3,816
Cascade Corp.	6,700	334,732
CLARCOR, Inc.	5,496	268,205
Hurco Companies, Inc. (a)	2,133	47,054
Kadant, Inc. (a)	18,077	410,348
L.B. Foster Co. Class A	3,193	88,255
NACCO Industries, Inc. Class A	2,917	306,081
Nordson Corp.	10,416	558,402
RBC Bearings, Inc. (a)	4,738	219,843
Sauer-Danfoss, Inc.	2,700	97,551
Tennant Co.	4,395	185,469
		2,672,285
Professional Services - 0.8%
Barrett Business Services, Inc.	1,163	22,969
CDI Corp.	2,900	48,662
CRA International, Inc. (a)	239	4,496
GP Strategies Corp. (a)	1,204	18,975
ICF International, Inc. (a)	424	9,540
Insperity, Inc.	13,664	343,103
Kelly Services, Inc. Class A (non-vtg.)	14,391	168,231
Navigant Consulting, Inc. (a)	3,104	37,155
On Assignment, Inc. (a)	10,811	180,111
Resources Connection, Inc.	3,700	44,400
TrueBlue, Inc. (a)	2,550	38,123
		915,765
Road & Rail - 2.0%
AMERCO	6,237	524,656
Arkansas Best Corp.	22,840	288,926
Marten Transport Ltd.	3,900	79,833
Quality Distribution, Inc. (a)	4,500	47,790
Saia, Inc. (a)	18,773	406,060
Swift Transporation Co. (a)	56,600	600,526
Werner Enterprises, Inc.	12,700	309,118
		2,256,909
Trading Companies & Distributors - 2.2%
Aceto Corp.	7,211	61,510
Aircastle Ltd.	51,748	574,920
Applied Industrial Technologies, Inc.	18,307	690,357
Beacon Roofing Supply, Inc. (a)	7,980	198,303
DXP Enterprises, Inc. (a)	6,762	317,814
H&E Equipment Services, Inc. (a)	33,401	530,074
Interline Brands, Inc. (a)	1,765	44,249
SeaCube Container Leasing Ltd.	4,300	78,346
		2,495,573
Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings, Inc. (a)	12,627	175,136
TOTAL INDUSTRIALS		16,607,973
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Anaren, Inc. (a)	18,285	$ 353,266
Arris Group, Inc. (a)	15,100	186,183
Black Box Corp.	5,618	125,731
Communications Systems, Inc.	3,900	41,496
Comtech Telecommunications Corp.	12,100	349,448
Emulex Corp. (a)	8,100	54,432
Tessco Technologies, Inc.	14,265	273,317
		1,383,873
Computers & Peripherals - 0.4%
Cray, Inc. (a)	8,468	90,438
Xyratex Ltd.	36,609	418,807
		509,245
Electronic Equipment & Components - 2.3%
Anixter International, Inc.	9,759	561,240
Benchmark Electronics, Inc. (a)	9,708	131,446
Coherent, Inc. (a)	6,235	275,213
Electro Scientific Industries, Inc.	17,932	197,790
GSI Group, Inc. (a)	1,619	18,797
Insight Enterprises, Inc. (a)	8,047	119,820
Measurement Specialties, Inc. (a)(e)	1,443	47,143
MTS Systems Corp.	3,246	125,490
Multi-Fineline Electronix, Inc. (a)	1,890	46,815
Newport Corp. (a)	24,569	292,125
OSI Systems, Inc. (a)	2,771	176,845
PC Connection, Inc.	1,800	16,164
SYNNEX Corp. (a)	17,000	566,950
Vishay Precision Group, Inc. (a)	2,864	39,838
		2,615,676
Internet Software & Services - 0.5%
Ancestry.com, Inc. (a)	11,000	236,940
InfoSpace, Inc. (a)	22,023	281,013
		517,953
IT Services - 3.0%
Acxiom Corp. (a)	2,632	37,032
CACI International, Inc. Class A (a)	12,484	534,315
Cardtronics, Inc. (a)	59	1,653
Convergys Corp.	8,711	121,518
CSG Systems International, Inc. (a)	6,185	102,053
EPAM Systems, Inc.	5,700	99,750
Euronet Worldwide, Inc. (a)	2,186	39,326
Global Cash Access Holdings, Inc. (a)	44,649	314,775
Hackett Group, Inc. (a)	3,100	15,996
Heartland Payment Systems, Inc.	22,701	662,415
Jack Henry & Associates, Inc.	4,072	134,417
Maximus, Inc.	15,283	695,529
NCI, Inc. Class A (a)	744	3,177
Teletech Holdings, Inc. (a)	26,326	392,257

	Shares	Value
TNS, Inc. (a)	3,072	$ 54,927
Unisys Corp. (a)	18,729	294,233
		3,503,373
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	7,900	107,835
Entegris, Inc. (a)	63,418	488,953
GT Advanced Technologies, Inc. (a)(e)	32,887	138,125
Kulicke & Soffa Industries, Inc. (a)	54,566	574,034
LTX-Credence Corp. (a)	42,451	301,402
Micrel, Inc.	8,300	81,257
MKS Instruments, Inc.	2,600	67,990
Monolithic Power Systems, Inc. (a)	7,200	135,288
Omnivision Technologies, Inc. (a)	17,100	276,678
Power Integrations, Inc.	3,900	159,159
Tessera Technologies, Inc.	33,974	461,707
Ultra Clean Holdings, Inc. (a)	1,300	7,748
		2,800,176
Software - 5.2%
ACI Worldwide, Inc. (a)	6,638	253,505
Actuate Corp. (a)	27,615	184,468
Aspen Technology, Inc. (a)	37,600	830,960
CommVault Systems, Inc. (a)	3,273	153,406
Fair Isaac Corp.	19,308	785,063
JDA Software Group, Inc. (a)	12,427	343,979
Manhattan Associates, Inc. (a)	15,264	725,040
Monotype Imaging Holdings, Inc. (a)	40,424	553,809
NetScout Systems, Inc. (a)	12,332	247,257
Opnet Technologies, Inc.	5,170	129,095
Progress Software Corp. (a)	27,332	525,321
QAD, Inc.:
Class A	4,628	57,341
Class B	3,690	46,125
Quest Software, Inc. (a)	5,856	146,400
SeaChange International, Inc. (a)	1,800	14,562
SS&C Technologies Holdings, Inc. (a)	10,671	251,622
TeleCommunication Systems, Inc. Class A (a)	25,560	37,829
TeleNav, Inc. (a)	28,872	173,521
TIBCO Software, Inc. (a)	20,809	556,641
Verint Systems, Inc. (a)	1,697	48,738
		6,064,682
TOTAL INFORMATION TECHNOLOGY		17,394,978
MATERIALS - 5.6%
Chemicals - 2.7%
American Vanguard Corp.	7,789	209,914
Ferro Corp. (a)	819	3,636
FutureFuel Corp.	1,641	16,147
Georgia Gulf Corp.	3,279	97,583
H.B. Fuller Co.	25,255	767,752
Innospec, Inc. (a)	9,300	245,799
LSB Industries, Inc. (a)	9,900	275,418
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc.	2,500	$ 158,175
OM Group, Inc. (a)	736	13,403
Rockwood Holdings, Inc. (a)	10,992	532,013
Sensient Technologies Corp.	3,614	131,983
TPC Group, Inc. (a)	14,010	442,576
Tredegar Corp.	1,263	17,114
W.R. Grace & Co. (a)	4,068	213,570
		3,125,083
Construction Materials - 0.1%
Eagle Materials, Inc.	2,200	70,620
Headwaters, Inc. (a)	10,204	47,040
		117,660
Containers & Packaging - 0.7%
Boise, Inc.	48,255	332,960
Myers Industries, Inc.	27,438	461,507
		794,467
Metals & Mining - 0.8%
Coeur d'Alene Mines Corp. (a)	5,100	86,190
Golden Star Resources Ltd. (a)	25,660	27,577
Hecla Mining Co.	87,544	372,062
Noranda Aluminium Holding Corp.	14,543	111,836
Worthington Industries, Inc.	21,626	351,423
		949,088
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	19,598	543,061
Domtar Corp.	6,353	502,586
Glatfelter	9,152	138,653
Kapstone Paper & Packaging Corp. (a)	6,237	96,299
Neenah Paper, Inc.	9,300	242,358
		1,522,957
TOTAL MATERIALS		6,509,255
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
HickoryTech Corp.	1,858	17,781
Neutral Tandem, Inc. (a)	1,400	18,998
Premiere Global Services, Inc. (a)	5,500	45,980
Vonage Holdings Corp. (a)	146,554	268,194
		350,953
Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.	1,400	26,796
TOTAL TELECOMMUNICATION SERVICES		377,749
UTILITIES - 3.3%
Electric Utilities - 2.4%
Cleco Corp.	19,848	810,592
El Paso Electric Co.	21,198	650,567

	Shares	Value
Empire District Electric Co.	2,901	$ 58,165
IDACORP, Inc.	2,037	80,034
PNM Resources, Inc.	8,400	156,660
Portland General Electric Co.	28,330	712,500
Unitil Corp.	2,000	53,220
UNS Energy Corp.	7,300	273,677
		2,795,415
Gas Utilities - 0.1%
Southwest Gas Corp.	2,889	121,280
Multi-Utilities - 0.6%
Avista Corp.	4,723	120,011
NorthWestern Energy Corp.	16,798	596,497
		716,508
Water Utilities - 0.2%
American States Water Co.	4,100	150,839
California Water Service Group	872	15,182
Consolidated Water Co., Inc.	1,139	8,748
		174,769
TOTAL UTILITIES		3,807,972
TOTAL COMMON STOCKS (Cost $110,011,321)		114,321,451
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/19/12 (f) (Cost $149,981)	$ 150,000	149,993
Money Market Funds - 3.5%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,327,723	1,327,723
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	2,728,294	2,728,294
TOTAL MONEY MARKET FUNDS (Cost $4,056,017)		4,056,017
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $114,217,319)	118,527,461
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(2,911,130)
NET ASSETS - 100%	$ 115,616,331
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 E-mini Russell 2000 Index Contracts	June 2012	$ 1,293,870	$ (34,606)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,256
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,153,687	$ 18,153,687	$ -	$ -
Consumer Staples	4,452,157	4,452,157	-	-
Energy	4,509,850	4,509,850	-	-
Financials	28,192,220	28,192,220	-	-
Health Care	14,315,610	14,315,610	-	-
Industrials	16,607,973	16,607,973	-	-
Information Technology	17,394,978	17,394,978	-	-
Materials	6,509,255	6,509,255	-	-
Telecommunication Services	377,749	377,749	-	-
Utilities	3,807,972	3,807,972	-	-
U.S. Government and Government Agency Obligations	149,993	-	149,993	-
Money Market Funds	4,056,017	4,056,017	-	-
Total Investments in Securities:	$ 118,527,461	$ 118,377,468	$ 149,993	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (34,606)	$ (34,606)	$ -	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $114,288,612. Net unrealized appreciation aggregated $4,238,849, of which $14,038,312 related to appreciated investment securities and $9,799,463 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2012